As filed with the Securities and Exchange Commission on September 28, 1999

                                 Securities Act Registration No. 333-51431
                          Investment Company Act Registration No. 811-8769

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                      Pre-Effective Amendment No.                 [ ]

                      Post-Effective Amendment No.   2            [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                      Amendment No.  3                            [X]

                  BADGLEY FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

      1420 Fifth Avenue
       Suite 4400                                    98101
     Seattle, Washington                          (Zip Code)
(Address of Principal Executive Offices)

  Registrant's Telephone Number, including Area Code: (206) 623-6172

                   Otis P. Heald III
            Badgley, Phelps and Bell, Inc.
             1420 Fifth Avenue, Suite 4400
               Seattle, Washington 98101
        (Name and Address of Agent for Service)

                      Copies to:

                   Scott A. Moehrke
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on September 28, 1999 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
September 28, 1999

                  Badgley Funds, Inc.

                  BADGLEY GROWTH FUND

                 BADGLEY BALANCED FUND

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                     1-877-BADGLEY

                 www.badgleyfunds.com



     The  investment  objective of the  Badgley  Growth
Fund   (the   "Growth   Fund")  is  long-term   capital
appreciation.  The investment objective of the  Badgley
Balanced   Fund  (the  "Balanced  Fund")  is  long-term
capital appreciation and income. The Growth Fund and Balanced Fund each invest primarily in common stocks and the Balanced Fund also invests in investment grade bonds and other fixed income securities. Each Fund's common stock investments are made based on long-term growth potential which may result in lower turnover, transaction costs and capital gains distributions.

     This Prospectus contains information you should consider before you invest in one or more of the Funds.
Please read it carefully and keep it for future reference.

                 ____________________

     The Securities and Exchange Commission (the "SEC")
has not approved or disapproved of these securities  or
passed  upon  the  adequacy of  this  Prospectus.   Any
representation to the contrary is a criminal offense.

     In  deciding whether to invest in one or  more  of
the  Funds, you should rely only on information in this
Prospectus  or the Statement of Additional  Information
(the  "SAI").  The Funds have not authorized others  to
provide  additional  information.   The  Funds  do  not
authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.


                   TABLE OF CONTENTS
                                                         Page No.
HIGHLIGHTS AND RISKS                                            1

FEES AND EXPENSES OF THE FUNDS                                  2

INVESTMENT OBJECTIVES                                           3

HOW THE FUNDS INVEST                                            3

PRIOR PERFORMANCE OF THE ADVISER                                5

FINANCIAL HIGHLIGHTS                                            7

FUND MANAGEMENT                                                 8

HOW TO PURCHASE SHARES                                         10

HOW TO REDEEM SHARES                                           12

VALUATION OF FUND SHARES                                       14

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    14

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT       14

YEAR 2000 ISSUE                                                15

                 HIGHLIGHTS AND RISKS

What are the goals of each Fund?


     The   Growth  Fund's  goal  is  long-term  capital
appreciation.   The Balanced Fund's goal  is  long-term
capital  appreciation  and income (i.e.,  risk-adjusted
total  return).  These goals are sometimes referred  to
as   the   Funds'  investment  objectives.   For   more
information, see "Investment Objectives" and "How the Funds Invest."


What will the Funds invest in?


     The  Funds  invest  primarily  in  companies  with
medium-to-large  market  capitalizations.   The  Growth
Fund  primarily invests in common stocks.  The Balanced
Fund  primarily invests in common stocks and investment
grade  bonds  and  other fixed income  securities.   In
trying to achieve the Funds' goals, Badgley, Phelps and
Bell,  Inc.  (the  "Adviser") selects stocks  that  the
Adviser  believes have the potential to grow  revenues,
earnings  and  dividends in excess of  the  Standard  &
Poor's 500 Stock Index (the "S&P 500") over a three  to
five-year time period.  The Adviser generally purchases
common  stocks  with a longer-term investment  horizon,
which  may result in lower turnover, transaction  costs
and capital gains distributions.  The Adviser generally
sells  common  stocks  that the Adviser  believes  show
deteriorating  fundamentals  or  are  overvalued.   The
Adviser  generally  sells bonds  that  fall  below  the
Balanced  Fund's  credit quality standards.   For  more
information, see "How the Funds Invest."


What are the main risks of investing in the Funds?

     The  main risks of investing in one or more of the Funds are:

     *  Stock Market Risk:     The Funds are subject to stock market risks
                               and significant fluctuations in value. If the stock market declines in value, the Funds are likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt investments.

     *  Stock Selection Risk:  The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.



     In  addition, the Balanced Fund is subject to the following risks:

     *  Bond Market Risk:      The Balanced Fund is subject
                               to market risks associated with fixed income investments. If interest rates rise, bond prices in general are likely to decline over short or even extended periods.

     *  Credit Risk:           Individual issues of fixed
                               income securities may be subject to the credit risk of the issuer.

     Neither Fund can guarantee that it will achieve its goal. You should be aware that you may lose money by investing in the Growth Fund or the Balanced Fund.


Is the Growth Fund or the Balanced Fund an appropriate investment for me?

     The  Funds  are  suitable for long-term  investors
only.    The   Funds  are  not  short-term   investment
vehicles.

     An   investment  in  the  Growth   Fund   may   be appropriate if:

     *    your goal is long-term capital appreciation;

     *    you  do not require current income from this investment; and

     * you are willing to accept short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.

     An investment  in  the  Balanced  Fund  may   be appropriate if:

     *   your goal is long-term capital appreciation and income;

     * you want to receive a moderate level of current income from this investment; and

     * you are willing to accept some short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.

     Because the Funds have been in operation for less than a full calendar year, the Funds have no annual return history.

            FEES AND EXPENSES OF THE FUNDS

     The   following  table  describes  the  fees   and
expenses that you may pay if you buy and hold shares of one or more of the Funds.

Shareholders  Fees  (fees  paid  directly   from   your investment)

                                                             Growth   Balanced
                                                              Fund      Fund

  Maximum Sales Charge (Load) Imposed on Purchases             None      None
  Maximum Deferred Sales Charge (Load)                         None      None

  Maximum  Sales Charge (Load) Imposed on Reinvested Dividends None      None

  Redemption Fee                                               None      None
  Exchange Fee                                                 None      None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                             Growth   Balanced
                                                               Fund     Fund

  Management Fees                                              1.00%   0.90%

  Distribution and Service (12b-1) Fees                        0.25%   0.25%
  Other Expenses(1)                                            4.87%   2.68%
  Total Annual Fund Operating Expenses(1)                      6.12%   3.83%
  Fee Waiver/Expense Reimbursement (1)                         4.62%   2.53%

  Net Expenses                                                 1.50%   1.30%
____________


 (1) The  Adviser has contractually agreed to waive
     its  fee  and/or reimburse the Funds' other expenses
     to  the  extent necessary to ensure that the  Growth
     Fund's total operating expenses do not exceed  1.50%
     of its average daily net assets and that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets until September 30, 2000. After such date, the total operating expense limitations may be terminated or revised at any time. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.
    For additional information, see "Fund Management."

                        Example

     The  following  Example is intended  to  help  you
compare  the cost of investing in a Fund with the  cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:



                          1 Year    3 Years   5 Years   10 Years

       Growth Fund         $153      $1,405    $2,630    $5,574
       Balanced Fund       $132      $  936    $1,759    $3,901

                 INVESTMENT OBJECTIVES

     The  Growth Fund's investment objective  is  long-
term   capital   appreciation.   The  Balanced   Fund's
investment objective is long-term capital appreciation and income (i.e., risk-adjusted total return).

                 HOW THE FUNDS INVEST

Growth Fund

     The  Growth  Fund seeks to achieve its  investment
objective  by investing primarily in common  stocks  of
companies  with  medium to large capitalizations.   The
Growth Fund typically invests in companies with market capitalizations of $2.0 billion or more.

     The Growth Fund will focus on equity securities of
companies  that  the  Adviser  believes  have  superior
growth   prospects  relative  to  the  S&P   500.    In
identifying equity securities for the Growth Fund,  the
Adviser  generally evaluates the fundamental  prospects
for  each  company  using both  internal  and  external
research.   In  compiling  its internal  research,  the
Adviser  uses  a number of research sources,  including
industry  resources, the management  of  companies  and
other   institutional  providers.   In   the   research
process,   the  Adviser  reviews  certain   fundamental
attributes that it believes a security should have for the Growth Fund to invest in it, including:

     * Consistent and predictable growth characteristics
       (growing revenues, earnings and dividends);

     * Low financial risk which includes low debt and lease obligations and strong cash flow;

     * Market dominance;

     * Significant barriers to entry; and

     * Strong management.



The Adviser also considers its ability to effectively analyze and follow the industry in which the company participates and the company's particular business.
Finally, the Adviser values companies by considering the relationship between the earnings per share growth rate of a company and its price to earnings ratio, and by considering the range of a company's historical relative price to earnings ratio.



     The Growth Fund holds securities for an extended time, which may result in lower turnover, transaction costs and capital gains distributions. The Growth Fund sells a security when the Adviser believes it shows deteriorating fundamentals or is overvalued or to change the weighting of a security or a sector.

     Under   normal  circumstances,  the  Growth   Fund
expects to be fully invested in common stocks.   Common
stocks are units of ownership of a corporation.


     Although  not  part  of  its principal  investment
strategy, the Growth Fund may invest up to 15%  of  its
net  assets  in American Depositary Receipts  ("ADRs"),
European Depositary Receipts ("EDRs") or other  foreign
instruments.  ADRs are receipts typically issued  by  a
U.S. bank or trust company evidencing ownership of  the
underlying  foreign  security and denominated  in  U.S.
dollars.   EDRs  are  European  receipts  evidencing  a
similar  arrangement.   Pending investment  or  to  pay
redemption requests and expenses, the Growth  Fund  may
hold  a portion of its assets in short-term, investment
grade  money  market securities and cash.   The  Growth
Fund may also invest a limited amount of assets in illiquid securities. See the Funds' SAI for additional information.


Balanced Fund

     The  Balanced Fund seeks to achieve its investment
objective  by investing primarily in common stocks  and
investment   grade   bonds  and  other   fixed   income
securities.   The  Balanced  Fund  will  focus  on  the
securities  of  companies with  medium-to-large  market
capitalizations  with respect to equity  and  corporate
debt   securities  investments.   The   Balanced   Fund
typically    invests   in   companies    with    market
capitalizations of $2.0 billion or more.

     In  selecting  equity securities for the  Balanced
Fund,  the Adviser uses the same methods used  for  the
Growth  Fund as discussed above.  In addition to equity
securities,  the  Balanced Fund invests  in  investment
grade   bonds   and  other  fixed  income   securities,
including    corporate   and   government   securities,
repurchase  agreements and mortgage-backed  securities.
The  Balanced  Fund  will focus  on  intermediate  term
investment  grade bonds with an average dollar-weighted
portfolio  of  three  to  seven-year  maturities   with
individual maturities ranging from one to 10 years.


     In  identifying debt securities for  the  Balanced
Fund,  the Adviser generally conducts a relative  value
analysis.   In  the  investment  process,  the  Adviser
reviews attributes that it believes a debt security should have for the Balanced Fund to invest in it, including:

     *    Credit quality of investment grade or higher;

     *    Liquidity; and

     *    Relative value within the issue's specific sector.



     The Balanced Fund holds securities for an extended
time,  which  may result in lower turnover, transaction
costs  and  capital  gains distributions.   In  selling
equity  securities for the Balanced Fund,  the  Adviser
uses  the  same  methods used for the  Growth  Fund  as
discussed  above.   The  Balanced  Fund  sells  a  debt
security when it falls below the Balanced Fund's credit
quality  standards  or  the  Adviser  identifies   more
attractive  debt securities or to upgrade the  Balanced
Fund's overall yield, quality or liquidity.



     Under  normal  circumstances,  the  Balanced  Fund
invests  at  least  25% of its total  assets  in  fixed
income  senior securities, including bonds, other  debt
securities and non-convertible preferred stocks.   Debt
securities  are  obligations  of  the  issuer  to   pay
interest and repay principal. Preferred stocks have rights senior to a company's common stock, but junior to a company's creditors and, if held by the Balanced
Fund as a fixed income security, will generally pay a dividend.



     Although not part of its principal investment strategy, the Balanced Fund may invest up to 15% of its net assets in ADRs, EDRs or other foreign instruments.
Pending investment or to pay redemption requests and expenses, the Balanced Fund may hold a portion of its assets in short-term, investment grade money market securities and cash. The Balanced Fund may also invest a limited amount of assets in illiquid securities. See the Funds' SAI for additional information.

           PRIOR PERFORMANCE OF THE ADVISER


     The following table shows the Adviser's historical
performance data for a growth composite and a  balanced
composite  managed  by  the Adviser,  for  the  periods
indicated,  that have investment objectives,  policies,
strategies  and  risks  substantially  similar  to  the
Funds.   The  growth  composite, which  has  investment
objectives,   policies  and  strategies   substantially
similar  to  the  Growth Fund, includes  the  Adviser's
separate  accounts  that are fully discretionary,  tax-
exempt   and  greater  than  $250,000.   The   balanced
composite,  which  has investment objectives,  policies
and  strategies substantially similar to  the  Balanced
Fund, includes the Adviser's separate accounts that are
fully  discretionary, tax-exempt, greater than $250,000
and  have  an  asset  allocation of  approximately  55%
equity   securities,  approximately   40%   bonds   and
approximately 5% cash.  Non-discretionary accounts  are
excluded  from  the  composites because  the  Adviser's
clients  direct the investments of such  accounts.   In
addition,  taxable  accounts  are  excluded  from   the
composites  because such accounts  are  managed  on  an
individualized  basis  taking  into  account  the   tax
effects of securities transactions.  Accounts that  are
$250,000  or less are also excluded from the composites
because  such accounts are not sufficiently  comparable
to   the   Funds  as  they  are  too  small  for   full
diversification.   Moreover,  the  Adviser  no   longer
accepts  new non-related accounts that are $250,000  or
less.  The exclusion of discretionary, taxable accounts
that  are  $250,000 or less does not  have  a  material
effect  on  the  performance results for the  Adviser's
composites.  The separate accounts that are included in
the  Adviser's composites are not subject to  the  same
types of expenses to which the Funds are subject nor to
the    specific   diversification   requirements    and
investment  limitations imposed on  the  Funds  by  the
Internal Revenue Code of 1986, as amended (the "Code"),
and   the  1940  Act.   Consequently,  the  performance
results  for the Adviser's composites could  have  been
adversely affected if the separate accounts included in
the   composites  had  been  regulated  as  diversified
investment   companies  under  the  federal   tax   and
securities laws.



     The  Adviser's  performance information  has  been
calculated in accordance with recommended standards  of
the  Association for Investment Management and Research
("AIMR").  All returns presented were calculated  on  a
total  return  basis  and  include  all  dividends  and
interest, if any, accrued income, if any, and  realized
and  unrealized gains and losses.  All returns  reflect
the  deduction  of investment advisory fees,  brokerage
commissions, and execution costs paid by the  Adviser's
separate  accounts  without provision  for  federal  or
state  income taxes.  Custodial fees, if any, were  not
included  in  the calculation.  If custodial  fees  had
been  included,  the Adviser's performance  would  have
been  lower.   The returns do not reflect expenses  and
fees,  including the advisory fee, that an investor  in
the  Funds  will bear, since the performance data  does
not  represent  the  performance of  the  Funds  or  an
investment  therein.  If such expenses  and  fees  were
included,  the  Adviser's performance would  have  been
lower.    Cash   and   equivalents  are   included   in
performance   returns.   Total  return  is   calculated
monthly in accordance with the "time-weighted" rate  of
return  method  provided  for by  the  AIMR  standards,
accounted for on a trade-date and accrual basis.   AIMR
standards for calculation of total return differ from the standards required by the SEC for calculation of average annual total return. Principal additions and withdrawals are weighted in computing the monthly returns based on the timing of these transactions.

     The  following data is provided to illustrate  the
past  performance  of the Adviser in managing  accounts
which  are  substantially  similar  to  the  Funds   as
measured against specified market indices and does  not
represent the performance of the Funds.  For the  total
returns  of  the  Funds,  see  "Financial  Highlights,"
below.   Investors should not consider this performance
data as an indication of the future performance of the Funds or the Adviser.

         Average Annualized Return in Percent

                   Growth Composite

    Period Ending           Adviser's Growth
    June 30, 1999        Composite Performance      S&P 500(1)

          1 Year               23.3%                  22.8%

          3 Years              30.3%                  29.0%

          5 Years              28.4%                  27.8%

      From Inception(2)        20.5%                  21.1%



(1) The S&P 500 is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)  January 1, 1991.

                  Balanced Composite

                   Adviser's     Lehman Brothers
                   Balanced      Intermediate
Period Ending      Composite     Govt./Corp. Bond
June 30, 1999     Performance    Index; (1)          S&P 500(2)

      1 Year        16.0%             4.2%            22.8%

      3 Years       19.7%             6.6%            29.0%

      5 Years       18.6%             7.0%            27.8%

 From Inception(3)  14.3%             7.4%            21.1%


(1)       The      Lehman     Brothers     Intermediate
Government/Corporate  Bond  Index  is  a  market  value
weighted  performance  benchmark  for  government   and
corporate fixed-rate debt issues with maturities of one
to  10  years.   The index does not reflect  investment
management  fees,  brokerage  commissions   and   other
expenses associated with investing in debt securities.

(2)   The  S&P  500  is  an unmanaged  index  generally
representative  of  the U.S. stock market.   The  index
does  not reflect investment management fees, brokerage
commissions   and   other  expenses   associated   with
investing in equity securities.

(3)  January 1, 1991.

          Private Account Performance History

                   Growth Composite

  Year       1st Qtr.      2nd Qtr.      3rd Qtr.      4th Qtr.

  1991*      17.1%         0.1%          2.4%           15.6%

  1992       -4.2%         0.1%          4.1%            6.9%

  1993       -2.4%        -5.5%          0.5%            4.9%

  1994       -3.6%         0.8%          3.2%            0.3%

  1995        9.7%         8.1%          6.9%            7.3%

  1996        4.9%         6.6%          5.8%            4.3%

  1997        0.7%        19.9%          6.2%            4.7%

  1998       15.8%         4.5%        -14.4%           27.2%

  1999        5.0%         7.8%



                  Balanced Composite

  Year       1st Qtr.      2nd Qtr.      3rd Qtr.     4th Qtr.

  1991*       9.6%          0.8%          3.4%           9.9%

  1992       -2.7%          1.8%          4.3%           3.4%

  1993        0.6%         -1.9%          1.4%           2.5%

  1994       -3.0%          0.1%          1.9%           0.2%

  1995        7.2%          6.7%          4.4%           5.6%

  1996        2.0%          3.7%          3.9%           3.4%

  1997        0.2%         12.1%          4.6%           3.6%

  1998        9.5%          3.3%         -6.1%          15.6%

  1999        2.7%          4.1%



* In January 1991, the Adviser commenced management of accounts under the Growth and Balanced investment objectives, policies and strategies substantially similar to the respective Funds.


                 FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Funds' financial performance for the period from June 25, 1998 (commencement of operations) to May 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.

                                                     Balanced        Growth
                                                       Fund           Fund
Net asset value, beginning of period                $  10.00        $  10.00
Income from investment operations:
Net investment income (loss)                            0.18           (0.02)
Net realized and unrealized gain (loss) on investments  0.68            1.48

     Total from investment operations                   0.86            1.46

Less:
Dividends from net investment income                   (0.17)          (0.04)

Net asset value, end of period                      $  10.69        $  11.42

Total return(1)                                         8.66%          14.65%
Supplemental data and ratios:
Net assets, end of period                        $16,524,409      $6,503,740
Ratio of net expenses to average net assets:
     Before expense reimbursement(2)                   3.83%            6.12%
     After expense reimbursement(2)                    1.30%            1.50%
Ratio of net investment income to average net assets:
     Before expense reimbursement(2)                  (0.80)%          (5.22)%
     After expense reimbursement(2)                    1.73%           (0.60)%
Portfolio turnover rate                               16.17%           30.28%



(1)  Not annualized.

(2)  Annualized.



                    FUND MANAGEMENT

Adviser

     Badgley, Phelps and Bell, Inc. (the "Adviser")  is
the investment adviser to the Funds. The Funds have entered into an Investment Advisory Agreement with the Adviser under which the Adviser manages each of the Fund's investments and business affairs, subject to the
supervision  of  the Funds' Board  of  Directors.   The
Adviser,   1420  Fifth  Avenue,  Suite  4400,  Seattle,
Washington  98101, is a Washington corporation  founded
in  1966.  The Adviser is controlled by several of  its
officers.   As of August 31, 1999, the Adviser  managed
approximately   $1.4   billion   for   individual   and
institutional clients. Under the Investment Advisory Agreement, the Funds compensate the Adviser for its management services at the annual rate of 1.00% of the Growth Fund's average daily net assets and 0.90% of the Balanced Fund's average daily net assets. The advisory fee  is accrued daily and paid monthly.  For the fiscal
year ended May 31, 1999, the Adviser waived its management fee and reimbursed the Funds' other expenses so  that the Growth Fund's total operating expenses (on
an  annual  basis) did not exceed 1.50% of its  average
daily net assets and that the Balanced Fund's total operating expenses (on an annual basis) did not exceed
1.30% of its average daily net assets.  Until September
30, 2000, the Adviser has contractually agreed to continue to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Growth Fund's total operating expenses (on an annual basis) do not exceed 1.50% of its average daily net assets and that the Balanced Fund's total operating expenses (on an annual basis) do not exceed
1.30%  of  its  average daily net assets.   After  such
time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses. Any waiver of fees or  reimbursement of expenses will be made on a monthly
basis and, with respect to the latter, will be paid  to
the Funds by reduction of the Adviser's fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for a Fund and increasing its overall return to investors at the time
any  such  amounts were waived and/or reimbursed.   Any
such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or  reimbursed to the extent actual fees  and  expenses
for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three
years   from  the  date  such  amount  was  waived   or
reimbursed.


     Under  the  Investment  Advisory  Agreement,   the
Adviser is responsible for management of each Fund's assets, as well as for portfolio transactions and brokerage.

     Portfolio Managers. The following individuals are co-managers of the Funds:


     Steven  C. Phelps.  Mr. Phelps graduated Phi  Beta
Kappa and magna cum laude from Williams College in 1983
with a degree in political economy and was subsequently
awarded  a  Fulbright Scholarship at the University  of
Frankfurt,  Germany  for  research  on  policy   issues
relating  to international monetary coordination.   Mr.
Phelps has been President and a Director of the Adviser
since  1990.   Mr.  Phelps joined the Adviser  in  1986
after working for two years with PACCAR, Inc. as a finance analyst and as an independent researcher on the economics of the transportation industry. Mr. Phelps is a Chartered Financial Analyst and a Chartered
Investment Counselor.


     Mitzi  W.  Carletti.   Ms.  Carletti  received   a
Bachelor of Arts degree with honors from the University of Puget Sound in 1978. Prior to joining the Adviser as a portfolio manager in 1995, Ms. Carletti worked as a senior research analyst at Frank Russell Company, a pension fund consulting firm, from 1988 until 1995, and as a financial consultant with Merrill Lynch from 1979 to 1988.

     Mark   W.  Broughton.   Mr.  Broughton  earned   a
Bachelor of Science degree in finance and a Masters  of
Business  Administration in finance  and  international
finance/business  economics  from  the  University   of
Southern  California  in 1989 and  1995,  respectively.
Prior  to  joining the Adviser in 1996 as  a  portfolio
manager,  Mr. Broughton worked as a portfolio associate
and  research  analyst at Provident Investment  Counsel
for  over  five  years and as an account specialist  at
State  Street Research & Management for one and a  half
years.   Mr. Broughton is a Chartered Financial Analyst
and a Chartered Investment Counselor.


     The following individual is also a co-manager of the Balanced Fund concentrating on the Balanced Fund's fixed income securities.



     Andrea L. Blesi.  Ms. Blesi received a Bachelor of
Science degree in economics from the University of Minnesota in 1992. Prior to joining the Adviser as a portfolio manager and trader in 1998, Ms. Blesi was an associate vice president in the fixed income capital markets division at Dain Rauscher, Inc. for seven years.


Custodian

     Firstar Bank Milwaukee, N.A. ("Firstar Bank"), 777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202 acts as custodian of the Funds' assets.

Transfer Agent and Administrator

     Firstar  Mutual  Fund Services,  LCC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202 acts as transfer agent for  the  Funds
(the "Transfer Agent") and as the Funds' administrator.

Distributor

     Rafferty  Capital Markets, Inc.,  1311  Mamaroneck
Avenue, White Plains, New York 10605, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of each Fund's shares (the "Distributor"). The Distributor is not affiliated with the Adviser.

                HOW TO PURCHASE SHARES

     Shares of the Funds may be purchased at net  asset
value  (as defined below) through any dealer which  has
entered into a sales agreement with the Distributor, in
its  capacity as principal underwriter of shares of the
Funds,  or  through  the  Distributor  directly.    The
Transfer Agent may also accept purchase applications.

Purchase of Fund Shares

     Payment for Fund shares should be made by check or
money  order  in  U.S. dollars drawn on  a  U.S.  bank,
savings and loan, or credit union.  The minimum initial
investment   in   a   Fund  is   $25,000.    Subsequent
investments of at least $1,000 may be made by  mail  or
by  wire.  For investors using the Automatic Investment
Plan,  as  described below, the minimum  investment  is
$10,000  with  a  minimum monthly investment  of  $250.
These minimums can be changed or waived by the Funds at
any  time.   The  Funds  will waive  the  minimums  for
employees  of  the  Adviser and their  family  members.
Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Net Asset Value

     Shares of the Funds are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following  receipt  of  an order  in  proper  form  (as
described   below   under  "Initial   Investment"   and
"Subsequent Investment") by a dealer, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard
Time) on each day the New York Stock Exchange ("NYSE") is open. See "Valuation of Fund Shares."

Initial Investment - Minimum $25,000

     You  may  purchase Fund shares by  completing  the
enclosed shareholder application and mailing it  and  a
check  or money order payable to "Badgley Funds,  Inc."
to  your  securities  dealer, the  Distributor  or  the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment  is $25,000.   If  mailing  to  the
Distributor or Transfer Agent, please send to the following address:

           By  Mail                        By Overnight Courier

     Firstar Mutual Fund Services, LLC      Firstar Mutual Fund Services, LLC
     P.O. Box 701                           Third Floor
     Milwaukee, Wisconsin 53201-0701        615 East Michigan Street
                                            Milwaukee, Wisconsin 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or a Fund. Do not mail letters by overnight courier to the post office box.

     If  the  securities  dealer  you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the net asset  value  next
determined  after  receipt by a Fund  of  the  dealer's
order to purchase shares.  Such dealers may also charge
a  transaction fee, as determined by the dealer.   That
fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If  your check does not clear, you will be charged
a  $20  service fee.  You will also be responsible  for
any  losses  suffered by a Fund as a  result.   Neither
cash  nor  third-party checks will  be  accepted.   All
applications  to purchase Fund shares  are  subject  to
acceptance  by  a  Fund and are not  binding  until  so
accepted.   The Funds will not accept your  application
unless it is in good form and accompanied by a check or money order payable to "Badgley Funds, Inc." for at least the minimum investment amount. The Funds reserve the right to decline or accept a purchase order application in whole or in part.


Wire Purchases

     You  may  also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:        Firstar Bank Milwaukee, N.A.
          ABA Number:     075000022

          Credit:         Firstar Mutual Fund Services, LLC
          Account:        112-952-137

          Further Credit: Badgley Funds, Inc.
                          (shareholder account number)
                          (shareholder name/account registration)

     Please  call 1-877-BADGLEY (1-877-223-4539)  prior
to  wiring any funds to notify the Transfer Agent  that
the  wire  is  coming  and to verify  the  proper  wire
instructions so that the wire is properly applied  when
received.   The  Funds  are  not  responsible  for  the
consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The telephone purchase option allows investors  to
make   subsequent  investments  directly  from  a  bank
checking   or   savings  account.   To  establish   the
telephone purchase option on your account, complete the
appropriate  section  in  the shareholder  application.
Only   bank   accounts   held  at  domestic   financial
institutions that are Automated Clearing House  ("ACH")
members  may be used for telephone transactions.   This
option  will become effective approximately 15 business
days  after  the  application form is received  by  the
Transfer Agent.  Purchases must be in amounts  of  $250
or more and may not be used for initial purchases of  a
Fund's  shares.  To have Fund shares purchased  at  the
net  asset  value  determined at the close  of  regular
trading  on  a  given  date, the  Transfer  Agent  must
receive  both  your  purchase  order  and  payment   by
Electronic Funds Transfer through the ACH system  prior
to  the  close of regular trading on such  date.   Most
transfers  are  completed  within  one  business   day.
Subsequent  investments may be made by  calling  1-877-
BADGLEY (1-877-223-4539).

Purchasing Shares Through Financial Intermediaries

     If   you   purchase  shares  through  a  financial
intermediary   (such   as  a  broker-dealer),   certain
features  of  a Fund relating to such transactions  may
not  be  available  or may be modified.   In  addition,
certain operational policies of a Fund, including those
related  to settlement and dividend accrual,  may  vary
from  those  applicable to direct shareholders  of  the
Fund  and  may vary among intermediaries.   You  should
consult   your   financial   intermediary   for    more
information regarding these matters.  Certain financial
intermediaries  may  charge you  transaction  fees  for
their  services.   You will not be charged  these  fees
directly  by  a Fund if you purchase your  Fund  shares
directly  from the Fund without the intervention  of  a
financial   intermediary.   Each  Fund  may,   however,
compensate   financial  intermediaries  for  assistance
under the Funds' Distribution and Shareholder Servicing
Plan (i.e., Rule 12b-1 plan) or otherwise.

Automatic Investment Plan - Minimum $10,000

     The Automatic Investment Plan ("AIP") allows you to make regular, systematic investments in one or more of the Funds from your bank checking or NOW account.
The minimum initial investment for investors using the AIP is

$10,000 with a monthly minimum  investment  of
$250.   To  establish the AIP, complete the appropriate
section  in  the shareholder application.   You  should
consider your financial ability to continue in the  AIP
until  the  minimum initial investment  amount  is  met
because the Funds have the right to close an investor's
account  for  failure  to  reach  the  minimum  initial
investment.   For additional information  on  the  AIP,
please see the SAI.

Individual Retirement Accounts

     You  may invest in a Fund by establishing  a  tax-
sheltered  individual retirement account ("IRA").   The
Funds  offer  the Traditional IRA and  Roth  IRA.   For
additional information on IRA options, please see the SAI.

Subsequent Investments - Minimum $1,000

     Additions to your account may be made by  mail  or
by  wire.   Any subsequent investment must  be  for  at
least $1,000. When making an additional purchase by mail, enclose a check payable to "Badgley Funds, Inc."
and the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call 1-877-BADGLEY
(1-877-223-4539) for complete wiring instructions.

                 HOW TO REDEEM SHARES

In General

     You  may request redemption of part or all of your
Fund  shares  at  any time at the next  determined  net
asset  value.   See  "Valuation of  Fund  Shares."   No
redemption  request  will  become  effective  until   a
redemption  request  is received  in  proper  form  (as
described  below)  by the Transfer Agent.   You  should
contact  the  Transfer  Agent for  further  information
concerning redemption of Fund shares.  A Fund  normally
will  mail  your redemption proceeds the next  business
day  and, in any event, no later than seven days  after
receipt   of  a  redemption  request  in  good   order.
However, when a purchase has been made by check, a Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by a Fund of the broker or dealer's instruction to redeem shares.
Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors   who  have  an  Individual   Retirement
Account  ("IRA")  must  indicate  on  their  redemption
requests  whether or not federal income tax  should  be
withheld.   Redemption  requests  failing  to  make  an
election will be subject to withholding.


     Your account may be terminated by the Funds on not
less  than 30 days' written notice if, at the  time  of
any redemption of shares in your account, the value  of
the   remaining  shares  in  the  account  falls  below
$25,000.   Upon any such termination, a check  for  the
proceeds of redemption will be sent to you within seven days of the redemption.


Written Redemption

     For   most  redemption  requests,  you  need  only
furnish a written, unconditional request to redeem your shares at net asset value to the Transfer Agent:

           By  Mail                        By Overnight Courier

     Firstar Mutual Fund Services, LLC     Firstar Mutual Fund Services, LLC
     P.O. Box 701                          Third Floor
     Milwaukee, Wisconsin 53201-0701       615 East Michigan Street
                                           Milwaukee, Wisconsin 53202

Requests  for redemption must (i) be signed exactly  as
the  shares are registered, including the signature  of
each  owner, and (ii) specify the number of  shares  or
dollar amount to be redeemed.  Redemption proceeds made
by  written
redemption request may also be wired  to  a
commercial  bank  that  you  have  authorized  on  your
account application.  The Transfer Agent will charge  a
$12.00  service fee for wire transactions.   Additional
documentation   may  be  requested  from  corporations,
executors, administrators, trustees, guardians,  agents
or  attorneys-in-fact.  The Funds do not  consider  the
U.S.  Postal  Service  or  other  independent  delivery
services to be its agents.  Therefore, deposit  in  the
mail  or with such services, or receipt at the Transfer
Agent's post office box of redemption requests does not
constitute receipt by the Transfer Agent or the  Funds.
Do  not  mail letters by overnight courier to the  post
office  box.  Any written redemption requests  received
within  15  days  after  an  address  change  must   be
accompanied by a signature guarantee.

Telephone Redemption

     You  may  also redeem your shares by  calling  the
Transfer   Agent   at  1-877-BADGLEY  (1-877-223-4539).
Redemption  requests  by telephone  are  available  for
redemptions of $1,000 or more.  Redemption requests for
less  than  $1,000  must be in writing.   In  order  to
utilize   this  procedure,  you  must  have  previously
elected this option on your shareholder application and
the  redemption proceeds must be mailed directly to you
or  transmitted to your predesignated account via  wire
or  ACH transfer.  Funds sent via ACH are automatically
credited  to  your account within three business  days.
There  is  currently no charge for  this  service.   To
change  the designated account, send a written  request
with signature(s) guaranteed to the Transfer Agent.  To
change  the address, call the Transfer Agent or send  a
written  request  with signature(s) guaranteed  to  the
Transfer  Agent.   Additional  documentation   may   be
requested from corporations, executors, administrators,
trustees,  guardians, agents or attorneys-in-fact.   No
telephone redemption requests will be allowed within 15 days of such a change. The Funds reserve the right to limit the number of telephone redemptions you may make.
Once made, telephone redemptions may not be modified or canceled.

     The  Transfer Agent will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.   These procedures may include requiring  some
form  of  personal identification prior to acting  upon
telephone     instructions,    recording     telephonic
transactions  and/or  sending written  confirmation  of
such  transactions  to investors.  Assuming  procedures
such as the above have been followed, neither the Funds
nor  the  Transfer Agent will be liable for  any  loss,
cost,   or   expense  for  acting  upon  an  investor's
instructions   or   for   any  unauthorized   telephone
redemption.   The Funds reserve the right to  refuse  a
telephone redemption request if so advised.

Redeeming Shares Through Financial Intermediaries

     If   you   redeem  shares  through   a   financial
intermediary (such as a broker-dealer), such  financial
intermediary may charge you transaction fees for  their
services.   You will not be charged such  fees  if  you
redeem Fund shares directly through a Fund without the intervention of a financial intermediary.

Systematic Withdrawal Plan

     The  Systematic Withdrawal Plan ("SWP") allows you
to  make  automatic withdrawals from  your  account  at
regular  intervals.   Redemptions for  the  purpose  of
satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated.
Please see the SAI for more information.

Signature Guarantees

     Signature guarantees are required for:

     * redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     * redemption requests to be mailed or wired to other than the address that appears of record; and

     * any redemption request if a change of address has been received by the Funds or Transfer Agent within the last 15 days.

A signature guarantee may be obtained from any eligible
guarantor  institution, as defined by the  SEC.   These
institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.

Exchange Privilege

     The Funds have established a program which permits
Fund shareholders to exchange Fund shares for shares of
any  other  Badgley Fund or for shares of  the  Firstar
Money  Market  Funds.   Please see  the  SAI  for  more
information on the exchange privilege.

               VALUATION OF FUND SHARES

     Net  asset value is calculated by taking the value
of   a  Fund's  total  assets,  including  interest  or
dividends  accrued,  but not yet  collected,  less  all
liabilities, and dividing by the total number of shares
outstanding.  The result, rounded to the nearest  cent,
is  the net asset value per share.  The net asset value
per  share  is  determined as of the close  of  trading
(generally 4:00 p.m. Eastern Standard Time) on each day
the   NYSE  is  open  for  business.   Purchase  orders
received or shares tendered for redemption on a day the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on that day.  Net asset value is not determined on days
the  NYSE  is  closed.  Applications  for  purchase  of
shares  and requests for redemption of shares  received
after  the close of trading on the NYSE will be  valued
as  of the close of trading on the next day the NYSE is
open.   A  Fund's net asset value may not be calculated
on  days  during which the Fund receives no  orders  to
purchase   shares  and  no  shares  are  tendered   for
redemption.   In determining net asset value,  expenses
are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Funds.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Funds have adopted a plan pursuant to Rule 12b-1
under  the  1940  Act  (the  "12b-1  Plan"),  which
authorizes  it  to  pay  the  Distributor  and  certain
financial  intermediaries (such as broker-dealers)  who
assist  in  distributing Fund  shares  or  who  provide
shareholder    services   to   Fund   shareholders    a
distribution and shareholder servicing fee of 0.25%  of
each  Fund's average daily net assets (computed  on  an
annual  basis).   The  12b-1 Plan  has  the  effect  of
increasing a Fund's expenses from what they would otherwise be. Because Rule 12b-1 fees are paid out of a Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of a Fund more than paying other types of sales charges. For additional information on the 12b-1 Plan, please see the SAI.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT


     For  federal  income tax purposes,  all  dividends
paid  by  the  Funds and distributions of net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in  cash   or
reinvested  in  additional shares,  are  taxable  as  a
capital  gain.   The  capital gain  holding  period  is
determined by the length of time the Fund has held  the
security  and  not  the length of time  you  have  held
shares  in  the  Fund.  The Growth Fund  expects  that,
because  of its investment objective, its distributions
will consist primarily of long-term capital gains.  The
Balanced  Fund expects that, because of its  investment
objective, its distributions will consist primarily  of
long-term capital gains and ordinary income.  Investors
are  informed annually as to the amount and  nature  of
all  dividends and capital gains paid during the  prior
year.   Such  capital gains and dividends may  also  be
subject  to  state  or local taxes.   If  you  are  not
required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.


     The  Growth Fund intends to pay dividends from net
investment  income  annually,  and  the  Balanced  Fund
intends  to  pay  dividends from net investment  income
quarterly.   The  Funds  intend to  distribute  capital
gains,  if any, at least annually.  When a dividend  or
capital  gain is distributed, a Fund's net asset  value
decreases  by  the  amount  of  the
payment.   If  you
purchase shares shortly before a distribution, you will
be  subject  to income taxes on the distribution,  even
though   the  value  of  your  investment  (plus   cash
received, if any) remains the same.  All dividends  and
capital  gains  distributions  will  automatically   be
reinvested  in  additional  Fund  shares  at  the  then
prevailing   net   asset  value  unless   an   investor
specifically requests that either dividends or  capital
gains  or both be paid in cash.  An investor may change
an   election   by   telephone,  subject   to   certain
limitations,  by calling the Transfer Agent  at  1-877-
BADGLEY (1-877-223-4539).


     Investors who request to have dividends and/or capital gains in cash may have such amounts mailed or sent via electronic funds transfer ("EFT"). Transfers via EFT generally take up to three business days to reach the investor's bank account.


     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If  you do not furnish the Funds with your correct
social   security  number  or  taxpayer  identification
number, the Funds are required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

     An exchange of Fund shares for shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.
An exchange is not a tax-free transaction.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                    YEAR 2000 ISSUE

     The Funds' operations depend on the seamless functioning of computer systems in the financial service industry, including those of the Adviser, Firstar and Firstar Bank. Many computer software systems in use today cannot properly process date-related information after December 31, 1999 because of the method by which dates are encoded and calculated.
This failure, commonly referred to as the "Year 2000
Issue," could adversely affect the handling of security trades, pricing and account servicing for the Funds.

     The Adviser has made compliance with the Year 2000
Issue a high priority and is taking steps that it believes are reasonably designed to address the Year
2000 Issue with respect to its computer systems.  The
Adviser has also been informed that comparable steps are being taken by the Funds' other major service providers. The Adviser does not currently anticipate that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment adviser to the Funds. However, there can be no assurance that the computer systems of the companies in which the Funds invest will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue.

DIRECTORS                              CUSTODIAN

J. Kevin Callaghan                     Firstar Bank Milwaukee, N.A.
Steven C. Phelps                       777 East Wisconsin Avenue
Frank S. Bayley                        Milwaukee, Wisconsin 53202
Madelyn B. Smith
Graham S. Anderson                     ADMINISTRATOR, TRANSFER AGENT AND
                                       DIVIDEND-DISBURSING AGENT

PRINCIPAL OFFICERS                     Firstar Mutual Fund Services, LLC
                                       Third Floor
Otis P. Heald III (Tres), President    615 East Michigan Street
President                              Milwaukee, Wisconsin 53202
Lisa P. Guzman, Treasurer
and Secretary                          INDEPENDENT ACCOUNTANTS

INVESTMENT ADVISER                     PricewaterhouseCoopers LLP
                                       100 East Wisconsin Avenue, Suite 1500
Badgley, Phelps and Bell, Inc.         Milwaukee, Wisconsin 53202
1420  Fifth Avenue, Suite 4400
Seattle, Washington 98101              LEGAL COUNSEL

                                       Godfrey & Kahn, S.C.
                                       780 North Water Street
                                       Milwaukee, Wisconsin 53202


     The  SAI contains additional information about the
Funds.    Additional  information  about   the   Funds'
investments is contained in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report provides a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.
The Funds' SAI, which is incorporated by reference into this Prospectus, annual reports and semi-annual reports are available without charge upon request to the address or toll-free telephone number noted on the cover page of this Prospectus. These documents may also be obtained from certain financial intermediaries, including the Distributor, who purchase and sell Fund shares. General inquiries regarding the Funds can be directed to the Funds at the address and toll-free telephone number on the cover page of this Prospectus.

     Information  about the Funds (including  the  SAI)
can   be  reviewed  and  copied  at  the  SEC's  Public
Reference Room in Washington, D.C.  Please call the SEC
at  1-800-SEC-0330  for  information  relating  to  the
operation  of the Public Reference Room.   Reports  and
other information about the Funds are available on the SEC's Internet site at http://www.sec.gov or upon payment of a duplicating fee, by writing the Public
Reference Room of the SEC, Washington, D.C. 20549-6009.

     The Funds' 1940 Act File Number is 811-8769.

          STATEMENT OF ADDITIONAL INFORMATION

                  Badgley Funds, Inc.

                  BADGLEY GROWTH FUND
                 BADGLEY BALANCED FUND

                     P.O. Box 701
            Milwaukee, Wisconsin 53201-0701
                     1-877-BADGLEY

                 www.badgleyfunds.com



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Badgley Growth Fund (the "Growth
Fund")  and  the  Badgley Balanced Fund (the  "Balanced
Fund"), dated September 28, 1999. The Growth Fund and the Balanced Fund are each a series of the Badgley
Funds, Inc. (the "Corporation").


     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.



     The Funds' audited financial statements for the period June 25, 1998 to May 31, 1999, are incorporated herein by reference to the Funds' Annual Report, which is available without charge upon request to the above-noted address, toll-free telephone number or website.









   This Statement of Additional Information is dated September 28, 1999.

                       TABLE OF CONTENTS

                                                          Page No.

FUND ORGANIZATION                                               3

INVESTMENT RESTRICTIONS                                         3

IMPLEMENTATION OF INVESTMENT OBJECTIVES                         4

DIRECTORS AND OFFICERS                                         21

PRINCIPAL SHAREHOLDERS                                         23

INVESTMENT ADVISER                                             23

FUND TRANSACTIONS AND BROKERAGE                                24

CUSTODIAN                                                      25

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                   25

ADMINISTRATOR                                                  26

DISTRIBUTOR AND PLAN OF DISTRIBUTION                           26

PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES           28

TAXATION OF THE FUNDS                                          31

PERFORMANCE INFORMATION                                        31

ADDITIONAL INFORMATION                                         33

INDEPENDENT ACCOUNTANTS                                        33

FINANCIAL STATEMENTS                                           33

APPENDIX                                                      A-1



     In  deciding whether to invest in the  Funds,  you
should  rely  on the information in this  Statement  of
Additional  Information  and related  Prospectus.   The
Funds have not authorized others to provide additional information. The Funds have not authorized the use of this Statement of Additional Information in any state or jurisdiction in which such offering may not legally be made.

                   FUND ORGANIZATION

     The   Corporation  is  an  open-end,  diversified,
management investment company, commonly referred to  as
a  mutual fund.  Each Fund is a series of common  stock
of  the Corporation, a Maryland company incorporated on
April 28, 1998.  The Corporation is authorized to issue
shares  of  common stock in series and  classes.   Each
share  of common stock of each Fund is entitled to  one
vote, and each share is entitled to participate equally
in  dividends  and capital gains distributions  by  the
respective series and in the individual assets  of  the
respective Fund in the event of liquidation.  Each Fund
bears  its  own expenses and the shareholders  of  each
Fund have exclusive voting rights on matters pertaining
to the Fund's Rule 12b-1 plan.  No certificates will be
issued  for  shares  held in your account.   You  will,
however, have full shareholder rights.  Generally,  the
Corporation will not hold annual shareholders' meetings
unless  required  by  the 1940  Act  or  Maryland  law.
Shareholders have certain rights, including  the  right
to  call  an annual meeting upon a vote of 10%  of  the
Corporation's  outstanding shares for  the  purpose  of
voting  to remove one or more directors or to  transact
any   other  business.   The  1940  Act  requires   the
Corporation to assist the shareholders in calling such a meeting.

                INVESTMENT RESTRICTIONS

     The investment objective of the Growth Fund is  to
seek  long-term  capital appreciation.  The  investment
objective  of  the Balanced Fund is to  seek  long-term
capital  appreciation  and income (i.e.,  risk-adjusted
total   return).    The  following   are   the   Funds'
fundamental  investment restrictions  which  cannot  be
changed without the approval of a majority of a  Fund's
outstanding  voting  securities.   As  used  herein,  a
"majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or
(ii) more than 50% of the outstanding shares of common stock of the Fund.

Each Fund:

1.   May  not  with respect to 75% of its total assets,
     purchase  the  securities of  any  issuer  (except
     securities  issued  or  guaranteed  by  the   U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   May  (i) borrow money from banks for temporary  or
     emergency purposes (but not for leveraging or  the
     purchase  of  investments)  and  (ii)  make  other
     investments   or  engage  in  other   transactions
     permissible  under the Investment Company  Act  of
     1940,  as  amended  (the "1940  Act"),  which  may
     involve  a borrowing, including borrowing  through
     reverse  repurchase agreements, provided that  the
     combination  of (i) and (ii) shall not  exceed  33
     1/3%  of  the  value  of the Fund's  total  assets
     (including  the amount borrowed), less the  Fund's
     liabilities  (other  than  borrowings).   If   the
     amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets.
     Each Fund may also borrow money from other persons to the extent permitted by applicable law.

3.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     The following are each Fund's non-fundamental operating policies which may be changed by the Board of Directors without shareholder approval.

Each Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange Commission (the "SEC") or its staff,  and
     provided  that  transactions in  options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

4.   Purchase  securities of other investment companies
     except  in  compliance  with  the  1940  Act   and
     applicable state law.

5.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5  under the Commodity Exchange  Act  (the
     "CEA") and, in accordance with Rule 4.5, will  use
     futures or options on futures transactions  solely
     for  bona  fide hedging transactions  (within  the
     meaning of the CEA), provided, however,  that  the
     Fund   may,  in  addition  to  bona  fide  hedging
     transactions, use futures and options  on  futures
     transactions if the aggregate initial  margin  and
     premiums  required  to establish  such  positions,
     less   the  amount  by  which  any  such   options
     positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.   Borrow  money except from banks or through reverse
     repurchase  agreements or mortgage  dollar  rolls,
     and   will  not  purchase  securities  when   bank
     borrowings exceed 5% of its total assets.

     Except  for the fundamental investment limitations
listed above and each Fund's investment objective,  the
Funds'  other  investment policies are not  fundamental
and  may  be changed with approval of the Corporation's
Board  of  Directors.   Unless noted  otherwise,  if  a
percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

        IMPLEMENTATION OF INVESTMENT OBJECTIVES

     The    following   information   supplements   the
discussion  of  the  Funds' investment  objectives  and
strategies  described  in  the  Prospectus  under   the
captions  "Investment Objectives" and  "How  the  Funds
Invest."

Illiquid Securities

     Each  Fund  may invest up to 10% of its respective
net  assets  in  illiquid securities (i.e.,  securities
that are not readily marketable).  For purposes of this
restriction, illiquid securities include, but  are  not
limited  to,  restricted  securities  (securities   the
disposition  of which is restricted under  the  federal
securities laws), repurchase agreements with maturities
in  excess of seven days, and other securities that are
not  readily marketable.  The Board of Directors of the
Corporation,   or  its  delegate,  has   the   ultimate
authority to determine, to the extent permissible under
the  federal  securities  laws,  which  securities  are
liquid or illiquid for purposes of this 10% limitation.
Certain  securities exempt from registration or  issued
in  transactions  exempt  from registration  under  the
Securities Act, such as securities that may  be  resold
to  institutional investors under Rule 144A  under  the
Securities   Act,  may  be  considered   liquid   under
guidelines  adopted  by the Board of  Directors.   Each
Fund  may invest up to 5% of its respective net  assets
in  such  securities.  However, investing in securities
which  may  be resold pursuant to Rule 144A  under  the
Securities Act could have the effect of increasing  the
level  of  a  Fund's  illiquidity to  the  extent  that
institutional   investors   become,   for    a    time,
uninterested in purchasing such securities.

     The  Board  of  Directors  has  delegated  to  the
Adviser  the day-to-day determination of the  liquidity
of any security, although it has retained oversight and
ultimate   responsibility  for   such   determinations.
Although no definitive liquidity criteria are used, the
Board of Directors has directed the Adviser to look  to
such  factors  as (i) the nature of the  market  for  a
security  (including the institutional  private  resale
market), (ii) the terms of certain securities or  other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities
quoted   in   the  PORTAL  system),  and   (iv)   other
permissible relevant factors.

     Restricted   securities  may  be  sold   only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration  is required, a Fund may be  obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.   If,  during such a period, adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than that which prevailed when  it
decided to sell.  Restricted securities will be  priced
at  fair value as determined in good faith by the Board
of   Directors.    If,  through  the  appreciation   of
restricted   securities   or   the   depreciation    of
unrestricted securities, a Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for Rule 144A securities deemed to be liquid by the Adviser), the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Fixed Income Securities

     Fixed  Income Securities in General.  The Balanced
Fund  may  invest  a portion of its assets  in  a  wide
variety of fixed income securities, including bonds and
other  debt  securities  and non-convertible  preferred
stocks.   Each Fund may hold a limited portion  of  its
assets  (generally  not  to exceed  15%  of  its  total
assets)  in  short-term money market  securities.   See
"Temporary Strategies."

     Changes in market interest rates affect the  value
of   fixed   income  securities.   If  interest   rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.  Shares in the Balanced  Fund  are
likely  to fluctuate in a similar manner.  In  general,
the  longer  the remaining maturity of a  fixed  income
security,  the greater its fluctuations in value  based
on  interest  rate changes.   Longer-term fixed  income
securities generally pay a higher interest  rate.   The
Balanced Fund invests in fixed income securities of varying maturities.

     Changes  in the credit quality of the issuer  also
affect  the  value of fixed income securities.   Lower-
rated fixed income securities generally pay a higher interest rate. Although the Balanced Fund only invests in investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.

     Types  of  Fixed Income Securities.  The  Balanced
Fund may invest in the following types of fixed income securities:

      * Corporate debt securities, including bonds, debentures and notes;

      *   U.S. government securities;

      *   Mortgage and asset-backed securities;

      *   Preferred stocks;

      *   Convertible securities;

      * Commercial paper (including variable amount master demand notes);

      *   Bank  obligations,  such  as  certificates  of
          deposit,   banker's  acceptances   and   time
          deposits  of  domestic  and  foreign   banks,
          domestic   savings  association   and   their
          subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal
          Deposit Insurance Corporation); and

      *   Repurchase agreements.

     Ratings.  The Balanced Fund will limit investments
in  fixed income securities to those that are rated  at
the time of purchase as at least investment grade by at
least one national rating organization, such as S&P  or
Moody's,  or,  if  unrated, are  determined  to  be  of
equivalent   quality  by  the  Adviser.    Within   the
investment grade categories, the Balanced Fund will limit its purchases to the following criteria:

      *   U.S. government securities;

      * Bonds or bank obligations rated in one of the three highest categories (e.g., A- or higher by S&P);

      * Short-term notes rated in one of the two highest categories (e.g., SP-2 or higher by S&P);

      *   Commercial    paper    or   short-term    bank
          obligations rated in one of the three highest categories (e.g., A-3 or higher by S&P); and

      *   Repurchase   agreements  involving  investment
          grade fixed income securities.

Investment grade fixed income securities are  generally
believed to have a lower degree of credit risk.   If  a
security's  rating falls below the above criteria,  the
Adviser  will determine what action, if any, should  be
taken  to  ensure  compliance with the Balanced  Fund's
investment  objective and to ensure that  the  Balanced
Fund  will at no time have 5% or more of its net assets
invested   in  non-investment  grade  debt  securities.
Additional information concerning securities ratings is contained in the Appendix.

     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     Mortgage-  and Asset-Backed Securities.  Mortgage-
backed   securities   represent  direct   or   indirect
participations in, or are secured by and payable  from,
mortgage  loans secured by real property,  and  include
single-  and
multi-class pass-through  securities  and
collateralized  mortgage obligations.  Such  securities
may be issued or guaranteed by U.S. government agencies
or  instrumentalities, such as the Government  National
Mortgage  Association and the Federal National Mortgage
Association,   or   by   private   issuers,   generally
originators and investors in mortgage loans,  including
savings   associations,  mortgage  bankers,  commercial
banks, investment bankers, and special purpose entities
(collectively,   "private  lenders").   Mortgage-backed
securities  issued by private lenders may be  supported
by  pools  of  mortgage loans or other  mortgage-backed
securities that are guaranteed, directly or indirectly,
by  the  U.S.  government or one  of  its  agencies  or
instrumentalities,  or they may be issued  without  any
governmental  guarantee  of  the  underlying   mortgage
assets but with some form of non-governmental credit enhancement.

     Asset-backed     securities    have     structural
characteristics similar to mortgage-backed  securities.
Asset-backed  debt  obligations  represent  direct   or
indirect  participations in,  or  are  secured  by  and
payable  from, assets such as motor vehicle installment
sales contracts, other installment loan contracts, home
equity loans, leases of various types of property,  and
receivables from credit card or other revolving  credit
arrangements.  The credit quality of most  asset-backed
securities  depends primarily on the credit quality  of
the  assets  underlying such securities, how  well  the
entity  issuing  the  security is  insulated  from  the
credit  risk of the originator or any other  affiliated
entities,  and  the amount and quality  of  any  credit
enhancement    of   the   securities.    Payments    or
distributions of principal and interest on asset-backed
debt  obligations  may be supported by non-governmental
credit   enhancements  including  letters  of   credit,
reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.


     The  rate  of  principal payment on mortgage-  and
asset-backed securities generally depends on  the  rate
of principal payments received on the underlying assets
which  in turn may be effected by a variety of economic
and  other  factors.  As a result,  the  yield  on  any
mortgage-  and  asset-backed security is  difficult  to
predict with precision and actual yield to maturity may
be more or less than the anticipated yield to maturity.
The yield characteristics of mortgage- and asset-backed
securities  differ  from  those  of  traditional   debt
securities.  Among the principal differences  are  that
interest   and   principal  payments  are   made   more
frequently  on  mortgage- and asset-backed  securities,
usually  monthly, and that principal may be prepaid  at
any time because the underlying mortgage loans or other
assets  generally may be prepaid at  any  time.   As  a
result, if the Balanced Fund purchases these securities
at  a  premium, a prepayment rate that is  faster  than
expected  will  reduce  yield  to  maturity,  while   a
prepayment rate that is slower than expected will  have
the   opposite  effect  of  increasing  the  yield   to
maturity.   Conversely, if the Balanced Fund  purchases
these securities at a discount, a prepayment rate  that
is   faster  than  expected  will  increase  yield   to
maturity,  while a prepayment rate that is slower  than
expected  will  reduce yield to maturity.   Accelerated
prepayments  on  securities purchased by  the  Balanced
Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.
In addition, prepayments typically occur when interest rates are declining. As a result, any debt securities purchased by the Balanced Fund with such prepayment proceeds will likely be at a lower interest rate than the original investment.


     While  many  mortgage- and asset-backed securities
are  issued with only one class of security,  many  are
issued  in  more  than one class, each  with  different
payment  terms.   Multiple class mortgage-  and  asset-
backed  securities  are issued for  two  main  reasons.
First,  multiple classes may be used  as  a  method  of
providing   credit  support.   This   is   accomplished
typically through creation of one or more classes whose
right  to  payments on the security is made subordinate
to the right to such payments of the remaining class or
classes.   Second,  multiple  classes  may  permit  the
issuance  of  securities with payment  terms,  interest
rates,  or  other characteristics differing  both  from
those  of  each other and from those of the  underlying
assets.  Examples include so-called "strips" (mortgage-
and  asset-backed securities entitling  the  holder  to
disproportionate   interests  with   respect   to   the
allocation  of  interest and principal  of  the  assets
backing  the  security), and securities with  class  or
classes   having   characteristics  which   mimic   the
characteristics   of  non-mortgage-   or   asset-backed
securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

     Mortgage-  and asset-backed securities  backed  by
assets, other than as described above, or in which  the
payment  streams on the underlying assets are allocated
in a manner different than those described above may be
issued in the future.  The Balanced Fund may invest  in
such   securities  if  such  investment  is   otherwise
consistent with its investment objectives, policies and restrictions.

     Convertible Securities.  Each Fund may  invest  in
convertible  securities, which are  bonds,  debentures,
notes,  preferred stocks, or other securities that  may
be  converted into or exchanged for a specified  amount
of  common  stock  of  the same or a  different  issuer
within a particular period of time at a specified price
or formula.  A convertible security entitles the holder
to receive interest normally paid or accrued on debt or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying   stock   since  they  have   fixed   income
characteristics,  and (iii) provide the  potential  for
capital  appreciation  if  the  market  price  of   the
underlying   common  stock  increases.   A  convertible
security may be subject to redemption at the option  of
the  issuer  at a price established in the  convertible
security's  governing  instrument.   If  a  convertible
security  held by a Fund is called for redemption,  the
Fund  will  be required to permit the issuer to  redeem
the  security,  convert it into the  underlying  common
stock,  or sell it to a third party.  The Adviser  will
limit  investments  in convertible debt  securities  to
those  that  are  rated  at the  time  of  purchase  as
investment  grade  by  at  least  one  national  rating
organization, such as S&P or Moody's, or,  if  unrated,
are  determined  to  be of equivalent  quality  by  the
Adviser.    With   respect  to  the   Balanced   Fund's
investments  in  convertible securities,  the  Balanced
Fund  will  only  include that portion  of  convertible
senior securities with fixed income characteristics  in
computing whether the Balanced Fund has at least 25% of
its   total   assets   in  fixed   income   convertible
securities.

     Variable-   or   Floating-Rate  Securities.    The
Balanced  Fund may invest in securities which  offer  a
variable-  or floating-rate of interest.  Variable-rate
securities provide for automatic establishment of a new
interest rate at fixed intervals (e.g., daily, monthly,
semi-annually,    etc.).    Floating-rate    securities
generally  provide  for  automatic  adjustment  of  the
interest  rate  whenever some specified  interest  rate
index  changes.   The  interest rate  on  variable-  or
floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.
Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate  demand notes include master  demand
notes  which  are obligations that permit the  Balanced
Fund  to  invest fluctuating amounts, which may  change
daily  without penalty, pursuant to direct arrangements
between the Balanced Fund, as lender, and the borrower.
The  interest rates on these notes fluctuate from  time
to time.  The issuer of such obligations normally has a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.   Because  these obligations are direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded.    There   generally  is  not  an   established
secondary  market for these obligations, although  they
are  redeemable at face value.  Accordingly, where  the
obligations  are not secured by letters  of  credit  or
other  credit support arrangements, the Balanced Fund's
right  to  redeem is dependent on the  ability  of  the
borrower to pay principal and interest on demand.  Such
obligations  frequently are not rated by credit  rating
agencies  and, if not so rated, the Balanced  Fund  may
invest  in them only if the Adviser determines that  at
the  time  of  investment  other  obligations  are   of
comparable quality to the other obligations in which the Balanced Fund may invest.

     The Balanced Fund will not invest more than 10% of
its  net  assets in variable- and floating-rate  demand
obligations that are not readily marketable (a variable-
or floating-rate demand obligation that may be disposed
of  on  not more than seven days notice will be  deemed
readily  marketable  and will not be  subject  to  this
limitation).   See "Investment Policies and  Techniques
--  Illiquid Securities" and "Investment Restrictions."
In   addition,   each   variable-   and   floating-rate
obligation  must  meet the credit quality  requirements
applicable  to  all the Balanced Fund's investments
at the time of purchase.  When determining whether such an
obligation  meets  the Balanced Fund's  credit  quality
requirements, the Balanced Fund may look to the  credit
quality  of the financial guarantor providing a  letter
of  credit  or  other credit support arrangement.   The
Growth Fund may invest in such securities as described under "Temporary Strategies."

     Repurchase  Agreements.  The Funds may enter  into
repurchase  agreements with certain banks  or  non-bank
dealers.   In  a repurchase agreement, a  Fund  buys  a
security  at  one price, and at the time of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven   days).   The  repurchase  agreement,   thereby,
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks.

Reverse Repurchase Agreements

     The Funds may, with respect to up to 5% of its net
assets, engage in reverse repurchase agreements.  In  a
reverse  repurchase  agreement, a  Fund  would  sell  a
security and enter into an agreement to repurchase  the
security at a specified future date and price.  A  Fund
generally  retains the right to interest and  principal
payments  on the security.  Since a Fund receives  cash
upon  entering into a reverse repurchase agreement,  it
may  be  considered  a  borrowing.   When  required  by
guidelines  of  the  SEC,  the  Fund  will  set   aside
permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

Temporary Strategies

     Prior to investing the proceeds from sale of  Fund
shares  and  to  meet ordinary daily  cash  needs,  the
Adviser may hold cash and/or invest all or a portion of
the  Fund's  assets in money market instruments,  which
are  short-term  fixed  income  securities  issued   by
private  and governmental institutions and may  include
commercial    paper,   short-term    U.S.    government
securities,     repurchase     agreements,     banker's
acceptances, certificates of deposit, time deposits and
other  short-term fixed-income securities.   All  money
market instruments will be rated investment-grade.

Derivative Instruments

     In General.  Although it does not currently intend
to  engage  in derivative transactions, each  Fund  may
invest  up  to  5%  of  its respective  net  assets  in
derivative instruments.  Derivative instruments may  be
used  for  any lawful purpose consistent with a  Fund's
investment objective such as hedging or managing  risk,
but  not  for speculation.  Derivative instruments  are
commonly  defined  to include securities  or  contracts
whose  value depend on (or "derive" from) the value  of
one   or   more   other  assets,  such  as  securities,
currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

     A  derivative instrument generally consists of, is
based  upon,  or  exhibits characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives include forward contracts, swap  contracts,
as   well  as  exchange-traded  futures.   Option-based
derivatives  include  privately  negotiated,  over-the-
counter (OTC) options (including caps, floors, collars,
and options on forward and swap contracts) and exchange-
traded   options   on  futures.    Diverse   types   of
derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder pays the premium at inception and has no further
financial  obligation.  The holder of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in
the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A  forward  is  a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging.  A Fund may use derivative instruments to
protect against possible adverse changes in the  market
value  of securities held in, or are anticipated to  be
held in, the Fund's portfolio.  Derivatives may also be
used   by   a  Fund  to  "lock-in"  its  realized   but
unrecognized  gains  in  the  value  of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing  Risk.   A Fund may also  use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio.  Risk management strategies include, but are
not  limited  to,  facilitating the sale  of  portfolio
securities, managing the effective maturity or duration
of debt obligations in a Fund's portfolio, establishing
a  position  in the derivatives markets as a substitute
for  buying or selling certain securities, or  creating
or  altering exposure to certain asset classes, such as
equity,  debt,  and  foreign securities.   The  use  of
derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

     Exchange    or   OTC   Derivatives.     Derivative
instruments  may be exchange-traded or  traded  in  OTC
transactions  between private parties.  Exchange-traded
derivatives   are  standardized  options  and   futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than  that  of  a  particular counterparty.   Over-the-
counter transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

     Risks  and  Special Considerations.   The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying   asset  can  expose  a  Fund   to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors, particularly the Adviser's ability to  predict
movements   of   the   securities,   currencies,    and
commodities  markets, which requires  different  skills
than  predicting  changes in the prices  of  individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Adviser's judgment that the derivative transaction will
provide value to the Fund and its shareholders  and  is
consistent   with  the  Fund's  objectives,  investment
limitations, and operating policies.  In making such  a
judgment,  the  Adviser will analyze the  benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.

     (2)   Credit Risk.  A Fund will be subject to  the
risk  that  a loss may be sustained by the  Fund  as  a
result of the failure of a counterparty to comply  with
the terms of a derivative instrument.  The counterparty
risk  for  exchange-traded  derivative  instruments  is
generally  less  than for privately-negotiated  or  OTC
derivative  instruments,  since  generally  a  clearing
agency,  which  is the issuer or counterparty  to  each
exchange-traded  instrument, provides  a  guarantee  of
performance.    For  privately-negotiated  instruments,
there is no similar clearing agency guarantee.  In  all
transactions,  a  Fund  will bear  the  risk  that  the
counterparty will default, and this could result  in  a
loss   of   the  expected  benefit  of  the  derivative
transaction and possibly other losses to the  Fund.   A
Fund   will   enter  into  transactions  in
derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     (3)    Correlation   Risk.   When   a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged)  result  from an  imperfect  correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of an  instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put option, or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded.  The
effectiveness  of hedges using instruments  on  indices
will  depend,  in  part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold, closed  out,  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.  OTC transactions are less  liquid
than  exchange-traded derivatives since they often  can
only  be  closed  out  with  the  other  party  to  the
transaction.   A Fund might be required  by  applicable
regulatory  requirement to maintain assets as  "cover,"
maintain   segregated  accounts,  and/or  make   margin
payments   when   it  takes  positions  in   derivative
instruments  involving  obligations  to  third  parties
(i.e., instruments other than purchased options).  If a
Fund  is  unable  to  close out its positions  in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until the position expired, matured, or is closed  out.
The  requirements might impair a Fund's ability to sell
a  portfolio security or make an investment at  a  time
when  it  would otherwise be favorable  to  do  so,  or
require  that the Fund sell a portfolio security  at  a
disadvantageous  time.  A Fund's  ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

     (5)   Legal Risk.  Legal risk is the risk of  loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6)     Systemic   or   "Interconnection"    Risk.
Interconnection risk is the risk that a  disruption  in
the  financial markets will cause difficulties for  all
market  participants.  In other words, a disruption  in
one  market will spill over into other markets, perhaps
creating a chain reaction.  Much of the OTC derivatives
market  takes  place among the OTC dealers  themselves,
thus  creating a large interconnected web of  financial
obligations.    This  interconnectedness   raises   the
possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

     General   Limitations.   The  use  of   derivative
instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures
Trading Commission ("CFTC").

     The  Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the   regulations  under  the  CEA,   the   notice   of
eligibility for the Funds includes representations that
each  Fund  will  use  futures  contracts  and  related
options  solely  for bona fide hedging purposes  within
the  meaning of CFTC regulations, provided that a  Fund
may  hold  other  positions in  futures  contracts  and
related  options that do not qualify  as  a  bona  fide
hedging  position  if  the  aggregate  initial   margin
deposits  and  premiums
required  to  establish  these
positions,  less the amount by which any  such  futures
contracts  and related options positions  are  "in  the
money," do not exceed 5% of the Fund's net assets.   To
the extent the Fund were to engage in derivative transactions, it will limit such transactions to no more than 5% of its net assets.

     The  SEC  has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential  for leveraging a Fund's assets in  a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging  of  a  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated  that a Fund may use coverage or the segregation
of  a  Fund's  assets.  The Funds will also  set  aside
permissible  liquid  assets in a  segregated  custodial
account   if  required  to  do  so  by  SEC  and   CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In  some  cases a Fund may be required to maintain
or  limit  exposure  to a specified percentage  of  its
assets  to  a  particular asset class.  In such  cases,
when a Fund uses a derivative instrument to increase or
decrease exposure to an asset class and is required  by
applicable SEC guidelines to set aside liquid assets in
a  segregated  account to secure its obligations  under
the  derivative  instruments, the  Adviser  may,  where
reasonable  in  light  of  the  circumstances,  measure
compliance with the applicable percentage by  reference
to  the nature of the economic exposure created through
the  use  of  the  derivative  instrument  and  not  by
reference  to  the nature of the exposure arising  from
the  assets set aside in the segregated account (unless
another   interpretation  is  specified  by  applicable
regulatory requirements).

     Options.   A  Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  A Fund may purchase (buy)  or  write
(sell)  put  and  call  options  on  assets,  such   as
securities,  currencies, commodities,  and  indices  of
debt  and  equity securities ("underlying assets")  and
enter  into closing transactions with respect  to  such
options  to  terminate an existing  position.   Options
used by the Funds may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     Each Fund may purchase (buy) and write (sell)  put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short hedge.  Writing put or call options can enable  a
Fund  to enhance income by reason of the premiums  paid
by the purchaser of such options.  Writing call options
serves as a limited short hedge because declines in the
value  of the hedged investment would be offset to  the
extent  of the premium received for writing the option.
However, if the security appreciates to a price  higher
than  the exercise price of the call option, it can  be
expected that the option will be exercised and the Fund
will be obligated to sell the security at less than its
market  value  or  will be obligated  to  purchase  the
security  at  a price greater than that  at  which  the
security  must  be  sold under the option.   All  or  a
portion  of  any assets used as cover for  OTC  options
written by a Fund would be considered illiquid  to  the
extent   described  under  "Investment   Policies   and
Techniques Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     A  Fund  may  effectively terminate its  right  or
obligation under an option by entering into  a  closing
transaction.   For  example, a Fund may  terminate  its
obligation  under  a  call or put option  that  it  had
written  by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, a Fund may terminate a position in a put or
call  option  it had purchased by writing an  identical
put  or  call  option; this is known as a closing  sale
transaction.   Closing transactions permit  a  Fund  to
realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The  Funds  may  purchase or write both  exchange-
traded  and  OTC options.  Exchange-traded options  are
issued  by a clearing organization affiliated with  the
exchange on which the option is listed that, in effect,
guarantees  completion of every exchange-traded  option
transaction.   In contrast, OTC options  are  contracts
between  a  Fund and the other party to the transaction
("counterparty")  (usually a  securities  dealer  or  a
bank)  with no clearing organization guarantee.   Thus,
when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option.
Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A  Fund's  ability  to  establish  and  close  out
positions  in  exchange-listed options depends  on  the
existence  of  a liquid market.  Each Fund  intends  to
purchase  or  write only those exchange-traded  options
for  which  there  appears to  be  a  liquid  secondary
market.  However, there can be no assurance that such a
market  will  exist  at any particular  time.   Closing
transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Funds may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The  writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Spread   Transactions.   A  Fund  may  use  spread
transactions for any lawful purpose consistent with the
Fund's investment objective such as hedging or managing
risk,  but  not for speculation.  A Fund  may  purchase
covered  spread options from securities dealers.   Such
covered  spread  options  are not  presently  exchange-
listed  or exchange-traded.  The purchase of  a  spread
option  gives  a  Fund the right to  put,  or  sell,  a
security that it owns at a fixed dollar spread or fixed
yield  spread in relationship to another security  that
the  Fund  does  not  own,  but  which  is  used  as  a
benchmark.   The  risk to a Fund in purchasing  covered
spread options is the cost of the premium paid for  the
spread  option and any transaction costs.  In addition,
there is no assurance that closing transactions will be
available.  The purchase of spread options will be used
to protect a Fund against adverse changes in prevailing
credit  quality spreads, i.e., the yield spread between
high   quality  and  lower  quality  securities.   Such
protection is only provided during the life of the spread option.

     Futures   Contracts.   A  Fund  may  use   futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk  but not for speculation.   A  Fund  may
enter  into futures contracts, including interest rate,
index,  and  currency  futures.   Each  Fund  may  also
purchase  put and call options, and write  covered  put
and call options, on futures in which it is allowed  to
invest.   The  purchase  of  futures  or  call  options
thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds' hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To  the extent required by regulatory authorities,
the  Funds  may enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques  other than sales and purchases  of  futures
contracts could be used to reduce a Fund's exposure  to
market, currency, or interest rate fluctuations, a Fund
may  be able to hedge its exposure more effectively and
perhaps   at   a  lower  cost  through  using   futures
contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified price at a designated date, time, and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase price is less than the original sale price,  a
Fund realizes a gain; if it is more, a Fund realizes  a
loss.  Conversely, if the offsetting sale price is more
than  the  original purchase price, a Fund  realizes  a
gain;  if  it  is less, a Fund realizes  a  loss.   The
transaction  costs  must  also  be  included  in  these
calculations.  There can be no assurance, however, that
a  Fund  will  be  able  to enter  into  an  offsetting
transaction  with  respect  to  a  particular   futures
contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No  price is paid by a Fund upon entering  into  a
futures  contract.   Instead, at  the  inception  of  a
futures  contract, a Fund is required to deposit  in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid, high-grade  debt
obligations,  in an amount generally equal  to  10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned   to  a  Fund  at  the  termination   of   the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of  a  Fund's
obligations to or from a futures broker.  When  a  Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when  a  Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in the event of adverse price movements.  If a Fund has
insufficient  cash  to  meet  daily  variation   margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Funds  intend  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain  characteristics  of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Foreign  Currencies.  The Funds may  purchase  and
sell  foreign  currency on a spot basis,  and  may  use
currency-related   derivatives  instruments   such   as
options  on  foreign  currencies,  futures  on  foreign
currencies,  options on futures on  foreign  currencies
and forward currency contracts (i.e., an obligation  to
purchase  or  sell a specific currency at  a  specified
future date, which may be any fixed number of days from
the  contract  date agreed upon by the  parties,  at  a
price  set  at the time the contract is entered  into).
The  Funds may use these instruments for hedging or any
other  lawful purpose consistent with their  respective
investment  objectives, including transaction  hedging,
anticipatory hedging, cross hedging, proxy hedging, and
position  hedging.  The Funds' use of  currency-related
derivative  instruments will be directly related  to  a
Fund's current or anticipated portfolio securities, and
the  Funds  may  engage  in transactions  in  currency-
related  derivative instruments as a means  to  protect
against  some or all of the effects of adverse  changes
in  foreign currency exchange rates on their  portfolio
investments.  In general, if the currency  in  which  a
portfolio investment is denominated appreciates against
the  U.S. dollar, the dollar value of the security will
increase.   Conversely, a decline in the exchange  rate
of the currency would adversely effect the value of the portfolio investment expressed in U.S. dollars.

     For  example,  a  Fund might use  currency-related
derivative instruments to "lock in" a U.S. dollar price
for  a portfolio investment, thereby enabling the  Fund
to  protect  itself against a possible  loss  resulting
from an adverse change in the relationship between  the
U.S. dollar and the subject foreign currency during the
period  between the date the security is  purchased  or
sold and the date on which payment is made or received.
A  Fund  also  might  use  currency-related  derivative
instruments when the Adviser believes that one currency
may  experience a substantial movement against  another
currency,  including the U.S. dollar, and  it  may  use
currency-related derivative instruments to sell or  buy
the    amount   of   the   former   foreign   currency,
approximating  the value of some or all of  the  Fund's
portfolio   securities  denominated  in  such   foreign
currency.  Alternatively, where appropriate, a Fund may
use  currency-related derivative instruments  to  hedge
all  or  part of its foreign currency exposure  through
the  use  of a basket of currencies or a proxy currency
where  such currency or currencies act as an  effective
proxy  for  other currencies.  The use of  this  basket
hedging  technique may be more efficient and economical
than   using   separate   currency-related   derivative
instruments  for  each currency exposure  held  by  the
Fund.     Furthermore,   currency-related    derivative
instruments may be used for short hedges -- for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In  addition,  a  Fund may use a  currency-related
derivative  instrument  to shift  exposure  to  foreign
currency  fluctuations  from  one  foreign  country  to
another foreign country where the Adviser believes that
the foreign currency exposure purchased will appreciate
relative to the U.S. dollar and thus better protect the
Fund  against  the  expected  decline  in  the  foreign
currency  exposure sold.  For example, if a  Fund  owns
securities  denominated in a foreign currency  and  the
Adviser  believes that currency will decline, it  might
enter  into  a forward contract to sell an  appropriate
amount  of the first foreign currency, with payment  to
be  made  in a second foreign currency that the Adviser
believes  would  better protect the  Fund  against  the
decline in the first security than would a U.S.  dollar
exposure.   Hedging
transactions that use  two  foreign
currencies are sometimes referred to as "cross hedges."
The   effective  use  of  currency-related   derivative
instruments  by  a Fund in a cross hedge  is  dependent
upon  a correlation between price movements of the  two
currency   instruments  and  the  underlying   security
involved,  and the use of two currencies magnifies  the
risk that movements in the price of one instrument  may
not  correlate  or may correlate unfavorably  with  the
foreign   currency  being  hedged.   Such  a  lack   of
correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     A Fund also might seek to hedge against changes in
the  value  of  a particular currency when  no  hedging
instruments  on  that currency are  available  or  such
hedging  instruments  are more expensive  than  certain
other hedging instruments.  In such cases, the Fund may
hedge  against  price  movements in  that  currency  by
entering   into   transactions  using  currency-related
derivative instruments on another foreign currency or a
basket  of currencies, the values of which the  Adviser
believes   will   have  a  high  degree   of   positive
correlation to the value of the currency being  hedged.
The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments
by  a  Fund involves a number of risks.  The  value  of
currency-related derivative instruments depends on  the
value  of the underlying currency relative to the  U.S.
dollar.     Because   foreign   currency   transactions
occurring   in  the  interbank  market  might   involve
substantially larger amounts than those involved in the
use  of  such derivative instruments, a Fund  could  be
disadvantaged by having to deal in the odd  lot  market
(generally consisting of transactions of less  than  $1
million) for the underlying foreign currencies at prices that are less favorable than for round lots
(generally consisting of transactions of greater than $1 million).

     There  is  no  systematic reporting of  last  sale
information   for   currencies   or   any    regulatory
requirement  that quotations available through  dealers
or  other market sources be firm or revised on a timely
basis.     Quotation    information    generally     is
representative  of  very  large  transactions  in   the
interbank  market  and thus might not  reflect  odd-lot
transactions where rates might be less favorable.   The
interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement  of  transactions  in  currency-related
derivative instruments might be required to take  place
within  the  country  issuing the underlying  currency.
Thus,  a  Fund  might be required  to  accept  or  make
delivery   of   the  underlying  foreign  currency   in
accordance   with  any  U.S.  or  foreign   regulations
regarding   the   maintenance   of   foreign    banking
arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When a Fund engages in a transaction in a currency-
related  derivative  instrument,  it  relies   on   the
counterparty to make or take delivery of the underlying
currency  at the maturity of the contract or  otherwise
complete  the contract.  In other words, the Fund  will
be subject to the risk that it may sustain a loss as  a
result  of  the failure of the counterparty  to  comply
with  the  terms of the transaction.  The  counterparty
risk  for exchange-traded instruments is generally less
than   for   privately-negotiated   or   OTC   currency
instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.
The Funds will enter into transactions in currency-related derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     Purchasers   and   sellers   of   currency-related
derivative   instruments  may  enter  into   offsetting
closing   transactions   by  selling   or   purchasing,
respectively, an instrument identical to the instrument
purchased or sold.  Secondary markets generally do  not
exist  for forward currency contracts, with the  result
that  closing transactions generally can  be  made  for
forward currency contracts only by negotiating directly
with the counterparty.  Thus, there can be no assurance
that  a  Fund  will, in fact, be able to  close  out  a
forward  currency  contract  (or  any  other  currency-
related  derivative instrument) at  a  time  and  price
favorable  to the Fund.  In addition, in the  event  of
insolvency of the counterparty, a Fund might be  unable
to  close  out a forward currency contract at any  time
prior  to  maturity.  In the case of an exchange-traded
instrument,  a Fund will be able to close the  position
out only on an exchange which provides a market for the
instruments.   The ability to establish and  close  out
positions  on an exchange is subject to the maintenance
of  a liquid market, and there can be no assurance that
a  liquid market will exist for any instrument  at  any
specific  time.   In the case of a privately-negotiated
instrument, a Fund will be able to realize the value of
the   instrument  only  by  entering  into  a   closing
transaction  with the issuer or finding a  third  party
buyer  for the instrument.  While the Funds will  enter
into   privately-negotiated  transactions   only   with
entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Funds will, in fact, be able to enter into such closing transactions.

     The    precise    matching   of   currency-related
derivative  instrument amounts and  the  value  of  the
portfolio  securities involved generally  will  not  be
possible because the value of such securities, measured
in the foreign currency, will change after the currency-
related   derivative  instrument  position   has   been
established.   Thus, a Fund might need to  purchase  or
sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Permissible foreign currency options will  include
options  traded primarily in the OTC market.   Although
options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when the Adviser reasonably believes a liquid secondary market will exist for a particular option at any specific time.

     There  will be a cost to the Funds of engaging  in
transactions in currency-related derivative instruments
that  will  vary with factors such as the  contract  or
currency  involved, the length of the  contract  period
and  the  market  conditions then prevailing.   A  Fund
using  these  instruments may have  to  pay  a  fee  or
commission  or,  in  cases where  the  instruments  are
entered  into  on  a principal basis, foreign  exchange
dealers  or other counterparties will realize a  profit
based  on the difference ("spread") between the  prices
at   which   they   are  buying  and  selling   various
currencies. Thus, for example, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     When  required  by the SEC guidelines,  the  Funds
will  set aside permissible liquid assets in segregated
accounts  or otherwise cover their respective potential
obligations    under    currency-related    derivatives
instruments. To the extent a Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of a Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The  Adviser's decision to engage in a transaction
in  a particular currency-related derivative instrument
will   reflect   the   Adviser's  judgment   that   the
transaction  will  provide value to the  Fund  and  its
shareholders   and  is  consistent  with   the   Fund's
objectives  and policies.  In making such  a  judgment,
the  Adviser will analyze the benefits and risks of the
transaction and weigh them in the context of the Fund's
entire portfolio and objectives.  The effectiveness  of
any   transaction  in  a  currency-related   derivative
instrument  is  dependent  on  a  variety  of  factors,
including   the   Adviser's  skill  in  analyzing   and
predicting  currency  values  and  upon  a  correlation
between price movements of the currency instrument  and
the  underlying  security.  There  might  be  imperfect
correlation,  or  even  no correlation,  between  price
movements  of  an  instrument and  price  movements  of
investments  being hedged.  Such a lack of  correlation
might  occur due to factors unrelated to the  value  of
the  investments being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.  In addition, a Fund's  use  of
currency-related  derivative  instruments   is   always
subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     The  Funds' dealing in currency-related derivative
instruments   will   generally  be   limited   to   the
transactions  described  above.   However,  the   Funds
reserve  the  right to use currency-related derivatives
instruments for different purposes and under  different
circumstances.  Of course, the Funds are  not  required
to  use  currency-related derivatives  instruments  and
will  not  do  so  unless  deemed  appropriate  by  the
Adviser.  It should also be realized that use of  these
instruments  does  not eliminate, or  protect  against,
price  movements  in  the Funds'  securities  that  are
attributable  to  other  (i.e.,  non-currency  related)
causes.   Moreover,  while the use of  currency-related
derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

     Swap   Agreements.   The  Funds  may  enter   into
interest rate, securities index, commodity, or security
and  currency  exchange rate swap  agreements  for  any
lawful  purpose consistent with each Fund's  investment
objective,  such  as for the purpose of  attempting  to
obtain  or  preserve  a particular  desired  return  or
spread at a lower cost to the Fund than if the Fund had
invested  directly in an instrument that  yielded  that
desired  return  or spread.  The Funds may  also  enter
into  swaps in order to protect against an increase  in
the  price of, or the currency exchange rate applicable
to,  securities  that the particular  Fund  anticipates
purchasing at a later date.  Swap agreements  are  two-
party contracts entered into primarily by institutional
investors  for  periods ranging from  a  few  weeks  to
several  years.  In a standard "swap" transaction,  two
parties agree to exchange the returns (or differentials
in  rates  of return) earned or realized on  particular
predetermined  investments or instruments.   The  gross
returns  to  be  exchanged  or  "swapped"  between  the
parties  are  calculated with respect  to  a  "notional
amount," i.e., the return on or increase in value of  a
particular  dollar  amount  invested  at  a  particular
interest rate, in a particular foreign currency, or  in
a  "basket"  of  securities representing  a  particular
index.  Swap agreements may include interest rate caps,
under  which, in return for a premium, one party agrees
to  make  payments  to the other  to  the  extent  that
interest  rates  exceed  a specified  rate,  or  "cap;"
interest  rate  floors, under which, in  return  for  a
premium, one party agrees to make payments to the other
to  the  extent  that  interest  rates  fall  below   a
specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is the
agreed upon basis for calculating the obligations  that
the  parties  to  a  swap  agreement  have  agreed   to
exchange.  Under most swap agreements entered into by a
Fund, the obligations of the parties would be exchanged
on  a  "net  basis."  Consequently, a Fund's obligation
(or  rights)  under a swap agreement will generally  be
equal  only  to the net amount to be paid  or  received
under the agreement based on the relative values of the
positions held by each party to the agreement (the "net
amount").   A Fund's obligation under a swap  agreement
will  be accrued daily (offset against amounts owed  to
the  Fund) and any accrued but unpaid net amounts  owed
to   a  swap  counterparty  will  be  covered  by   the
maintenance   of   a   segregated   account   generally
consisting of liquid assets.

     Whether  a Fund's use of swap agreements  will  be
successful in furthering its investment objective  will
depend,  in  part, on the Adviser's ability to  predict
correctly  whether  certain types  of  investments  are
likely   to   produce   greater  returns   than   other
investments.  Swap agreements may be considered  to  be
illiquid.  Moreover, a Fund bears the risk of  loss  of
the  amount  expected  to  be  received  under  a  swap
agreement in the event of the default or bankruptcy  of
a  swap  agreement counterparty.  Certain  restrictions
imposed  on the Funds by the Internal Revenue Code  may
limit  the Funds' ability to use swap agreements.   The
swaps market is largely unregulated.

     The  Funds  will enter swap agreements  only  with
counterparties that the Adviser reasonably believes are
capable  of  performing under the swap agreements.   If
there  is  a  default  by the other  party  to  such  a
transaction,  a  Fund  will  have  to   rely   on   its
contractual   remedies  (which  may   be   limited   by
bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Additional  Derivative Instruments and Strategies.
In   addition   to   the  derivative  instruments   and
strategies  described  above, the  Adviser  expects  to
discover  additional derivative instruments  and  other
hedging or risk management techniques.  The Adviser may
utilize these new derivative instruments and techniques
to  the  extent that they are consistent with a  Fund's
investment  objective  and  permitted  by  the   Fund's
investment   limitations,   operating   policies,   and
applicable regulatory authorities.

Depositary Receipts

     Each  Fund may invest up to 15% of its net  assets
in   foreign   securities   by  purchasing   depositary
receipts,   including   American  Depositary   Receipts
("ADRs")  and European Depositary Receipts ("EDRs")  or
other securities convertible into securities or issuers
based  in foreign countries.  These securities may  not
necessarily be denominated in the same currency as  the
securities   into   which  they   may   be   converted.
Generally, ADRs, in registered form, are denominated in
U.S.  dollars  and are designed for  use  in  the  U.S.
securities markets, while EDRs, in bearer form, may  be
denominated  in other currencies and are  designed  for
use  in European securities markets.  ADRs are receipts
typically  issued  by  a  U.S. Bank  or  trust  company
evidencing  ownership  of  the  underlying  securities.
EDRs   are  European  receipts  evidencing  a   similar
arrangement.   For  purposes  of  a  Fund's  investment
policies,  ADRs and EDRs
are deemed to  have  the  same
classification   as  the  underlying  securities   they
represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositories agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

     Investments  in  securities  of  foreign   issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published   about  companies  in  the  United   States.
Additionally,  foreign countries  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards.  Other risks inherent in foreign investments
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  or  interest;   less
extensive  regulation  of foreign  brokers,  securities
markets,  and  issuers; costs incurred  in  conversions
between  currencies; possible delays in  settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably  from the U.S. economy in various  respects
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.   From time to time foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
may  be  higher  than  those attributable  to  domestic
investment.   The value of a Fund's assets  denominated
in  foreign  currencies will increase  or  decrease  in
response to fluctuations in the value of those  foreign
currencies  relative  to  the  U.S.  dollar.   Currency
exchange rates can be volatile at times in response  to
supply  and  demand  in the currency exchange  markets,
international   balances   of  payments,   governmental
intervention,  speculation  and  other  political   and
economic conditions.

Foreign Investment Companies

     The  Funds  may  invest, to a limited  extent,  in
foreign investment companies.  Some of the countries in
which the Funds invest may not permit direct investment
by  outside  investors.  Investments in such  countries
may  only  be  permitted  through  foreign  government-
approved or -authorized investment vehicles, which  may
include  other investment companies.  In  addition,  it
may be less expensive and more expedient for a Fund  to
invest  in  a foreign investment company in  a  country
which  permits  direct  foreign investment.   Investing
through  such vehicles may involve frequent or  layered
fees  or expenses and may also be subject to limitation
under  the  1940 Act.  Under the 1940 Act, a  Fund  may
invest up to 10% of its total assets in shares of other
investment  companies and up to 5% of its total  assets
in any one investment company as long as the investment
does not represent more than 3% of the voting stock  of
the  acquired  investment company.  The  Funds  do  not
intend  to invest in such investment companies  unless,
in  the judgment of the Adviser, the potential benefits
of   such  investments  justify  the  payment  of   any
associated fees and expenses.

High-Yield (High-Risk) Securities

     In  General.   The Balanced Fund  will  invest  in
fixed  income securities rated at the time of  purchase
as at lease investment grade by at least one nationally
recognized  statistical rating organization ("NRSROs"),
such  as S&P or Moody's.  If a security's rating  falls
below the ratings criteria set forth in the Prospectus,
the  Adviser will determine what action, if any, should
be  taken to ensure compliance with the Balanced Fund's
investment  objective and to ensure that  the  Balanced
Fund  will at no time have 5% or more of its net assets
invested in non-investment grade debt securities.  Non-
investment   grade  debt  obligations   ("lower-quality
securities") include (1) bonds rated as  low  as  C  by
S&P,  Moody's  and comparable ratings of other  NRSROs;
(2)  commercial paper rated as low as  C  by  S&P,  Not
Prime  by  Moody's  and  comparable  ratings  of  other
NRSROs;  and (3) unrated debt obligations of comparable
quality.   Lower-quality  securities,  while  generally
offering higher yields than investment grade securities
with   similar   maturities,  involve  greater   risks,
including  the  possibility of default  or  bankruptcy.
They  are  regarded as predominantly  speculative  with
respect  to  the issuer's capacity to pay interest  and
repay  principal.   The special risk considerations  in
connection  with  investments in these  securities  are
discussed   below.   Refer  to  the  Appendix   for   a
description of the securities ratings.

     Effect  of  Interest Rates and  Economic  Changes.
The   lower-quality  and  comparable  unrated  security
market  is relatively new and its growth has paralleled
a  long  economic expansion.  As a result,  it  is  not
clear   how  this  market  may  withstand  a  prolonged
recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

     All    interest-bearing    securities    typically
experience appreciation when interest rates decline and
depreciation  when  interest rates  rise.   The  market
value   of   lower-quality   and   comparable   unrated
securities   tend   to  reflect  individual   corporate
developments  to a greater extent than do higher  rated
securities.   As a result, they generally involve  more
credit   risks  than  securities  in  the  higher-rated
categories.  During an economic downturn or a sustained
period  of  rising  interest  rates,  highly  leveraged
issuers   of   lower-quality  and  comparable   unrated
securities may experience financial stress and may  not
have   sufficient  revenues  to  meet   their   payment
obligations.  The issuer's ability to service its  debt
obligations may also be adversely affected by  specific
corporate developments, the issuer's inability to  meet
specific   projected   business   forecasts   or    the
unavailability of additional financing.   The  risk  of
loss due to default by an issuer of these securities is
significantly  greater  than  issuers  of  higher-rated
securities   because  such  securities  are   generally
unsecured   and   are  often  subordinated   to   other
creditors.   Further, if the issuer of a  lower-quality
or  comparable unrated security defaulted, the Balanced
Fund  might incur additional expenses to seek recovery.
Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Balanced
Fund's net asset value.

     As previously stated, the value of a lower-quality
or  comparable  unrated security  will  decrease  in  a
rising  interest rate market and accordingly,  so  will
the  Balanced Fund's net asset value.  If the  Balanced
Fund  experiences unexpected net redemptions in such  a
market, it may be forced to liquidate a portion of  its
portfolio securities without regard to their investment
merits.   Due to the limited liquidity of lower-quality
and  comparable  unrated securities (discussed  below),
the  Balanced  Fund  may be forced to  liquidate  these
securities  as  a  substantial  discount.    Any   such
liquidation would force the Balanced Fund to sell the more liquid portion of its portfolio.

     Payment    Expectations.     Lower-quality     and
comparable   unrated   securities   typically   contain
redemption, call or prepayment provisions which  permit
the   issuer   of   such  securities  containing   such
provisions   to,   at   its  discretion,   redeem   the
securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Balanced Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Balanced
Fund.

     Credit  Ratings.  Credit ratings issued by  credit
rating agencies are designed to evaluate the safety  of
principal  and  interest payments of rated  securities.
They do not, however, evaluate the market value risk of
lower-quality securities and, therefore, may not  fully
reflect  the true risks of an investment.  In addition,
credit  rating  agencies may or  may  not  make  timely
changes  in a rating to reflect changes in the  economy
or  in  the  condition of the issuer  that  affect  the
market  value  of  the security.  Consequently,  credit
ratings  are  used only as a preliminary  indicator  of
investment  quality.  Investments in lower-quality  and
comparable  unrated obligations will be more  dependent
on the Adviser's credit analysis than would be the case
with  investments in investment-grade debt obligations.
The   Adviser  employs  its  own  credit  research  and
analysis,  which  includes a study  of  existing  debt,
capital structure, ability to service debt and  to  pay
dividends,   the  issuer's  sensitivity   to   economic
conditions, its operating history and the current trend
of  earnings.   The  Adviser continually  monitors  the
investments  in  the  Balanced  Fund's  portfolio   and
carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

     Liquidity  and Valuation.  The Balanced  Fund  may
have difficulty disposing of certain lower-quality  and
comparable unrated securities because there  may  be  a
thin  trading market for such securities.  Because  not
all  dealers maintain markets in all lower-quality  and
comparable  unrated securities, there is no established
retail  secondary market for many of these  securities.
The  Balanced  Fund  anticipates that  such  securities
could  be  sold only to a limited number of dealers  or
institutional  investors.  To the  extent  a  secondary
trading  market  does  exist, it is  generally  not  as
liquid   as   the  secondary  market  for  higher-rated
securities.  The lack of a liquid secondary market  may
have  an  adverse  impact on
the market  price  of  the
security.  As a result, the Balanced Fund's asset value
and  ability to dispose of particular securities,  when
necessary  to meet the Balanced Fund's liquidity  needs
or  in  response to a specific economic event,  may  be
impacted.   The lack of a liquid secondary  market  for
certain securities may also make it more difficult  for
the  Balanced Fund to obtain accurate market quotations
for  purposes of valuing the Balanced Fund's portfolio.
Market quotations are generally available on many lower-
quality  and  comparable unrated  issues  only  from  a
limited  number  of  dealers and  may  not  necessarily
represent  firm  bids  of such dealers  or  prices  for
actual  sales.   During periods of  thin  trading,  the
spread  between  bid  and asked  prices  is  likely  to
increase significantly.  In addition, adverse publicity
and  investor  perceptions, whether  or  not  based  on
fundamental  analysis,  may  decrease  the  values  and
liquidity  of  lower-quality  and  comparable   unrated
securities, especially in a thinly traded market.

     Legislation.   Legislation may  be  adopted,  from
time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

Warrants

     Each  Fund may invest in warrants, valued  at  the
lower  of cost or market value, if, after giving effect
thereto,  not  more than 5% of its net assets  will  be
invested  in  warrants other than warrants acquired  in
units  or  attached to other securities.  Warrants  are
options  to  purchase equity securities at  a  specific
price  for  a  specific period of time.   They  do  not
represent  ownership  of the securities  but  only  the
right  to  buy them.  Investing in warrants  is  purely
speculative in that they have no voting rights, pay  no
dividends and have no rights with respect to the assets
of  the  corporation issuing them.   In  addition,  the
value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box

     Each  Fund  may sell securities short against  the
box  to hedge unrealized gains on portfolio securities.
Selling  securities  short  against  the  box  involves
selling a security that a Fund owns or has the right to
acquire,  for  delivery  at a  specified  date  in  the
future.   If a Fund sells securities short against  the
box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

                DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its business and affairs.  The directors  and
officers  of the Corporation, together with information
as  to their principal business occupations during  the
last  five  years,  and  other information,  are  shown
below.   Each  director  who is deemed  an  "interested
person," as defined in the 1940 Act, is indicated by an asterisk.

     *J. Kevin Callaghan, a Director and Co-Chairman of the Corporation.

     Mr. Callaghan, 41 years old, received a Bachelor of Arts degree in economics and finance from the University of Puget Sound in 1981. Mr. Callaghan has been with the Adviser since 1983 and is currently a portfolio manager with the Adviser.

     *Steven C. Phelps, a Director and Co-Chairman of the Corporation.

     Mr.  Phelps,  38  years old, graduated  magna  cum
laude  from Williams College in 1983 with a  degree  in
political   economy   and  was  awarded   a   Fulbright
Scholarship  at  the University of Frankfurt,  Germany.
Mr. Phelps joined the Adviser in 1986 after working for two years with PACCAR, Inc. as an analyst in the treasury department of the finance subsidiary and as an independent researcher in the field of transportation economics. Mr. Phelps is a Chartered Financial Analyst and a Chartered Investment Counselor.

     Frank S. Bayley, a Director of the Corporation since June 1998.

     Mr. Bayley, 60 years old, earned a Bachelor of Arts degree and a law degree from Harvard University.
Mr. Bayley has been a partner with the law firm of Baker & McKenzie since 1986. Mr. Bayley serves as director and co-chairman of C. D. Stimson Company, a private investment company. In addition, Mr. Bayley has been a Trustee of AIM Global Mutual Funds (formerly
GT Global Mutual Funds) since 1985.

     Madelyn B. Smith, a Director of the Corporation since June 1998.

     Ms. Smith, 68 years old, received a Bachelor of Arts degree from the University of Puget Sound in 1970.
Prior to retiring, Ms. Smith worked as an analyst and portfolio manager with the Frank Russell Company from 1971 to 1997.

     Graham S. Anderson, a Director of the Corporation since July 1999.

     Mr. Anderson, 66 years old, received a Bachelor of
Arts  from the University of Washington.  Mr.  Anderson
has  served as a director of Tully's Coffee  Co.  since
1992.  From 1987 until 1994, Mr. Anderson served as the
Chairman  and  Chief Executive Officer of  Pettit-Morry
Co.,  an insurance broker, and prior thereto served  as
President  and Chief Executive Officer of  Pettit-Morry
Co.  In addition, Mr. Anderson served as a director  of
Marker  International,  a  ski equipment  manufacturer,
from   1985   to   1999,  director  of  Commerce   Bank
Corporation  from  1991  to 1999,  director  of  Gray's
Harbor Paper Company from 1992 to 1998 and director of Acordia Northwest, Inc., the successor to Pettit-Morry
Co., until 1998. Mr. Anderson was also the Chairman of the National Association of Insurance Brokers and
Alberg Holding Co.

     Otis  P.  Heald  III  (Tres),  President  of   the
Corporation.

     Mr.  Heald,  34  years old, earned a  Bachelor  of
Science  degree  in finance and real  estate  from  San
Francisco  State University in 1989 and a  Master's  of
Business  Administration in finance from the University
of  Southern California in 1995.  Prior to joining  the
Adviser as a portfolio manager in 1996, Mr. Heald was a
portfolio  manager  and  securities  analyst  at  Wells
Fargo/First Interstate Capital Management.   Mr.  Heald
worked as a credit analyst and commercial lender for four years before entering the investment management industry. Mr. Heald is a Chartered Financial Analyst.

     Lisa  P.  Guzman, Treasurer and Secretary  of  the
Corporation.

     Ms.  Guzman,  44 years old, graduated with  honors
from  the  University  of Washington  in  1977  with  a
Bachelor  of  Arts  degree and from the  University  of
Puget  Sound  in  1983  with  a  Master's  of  Business
Administration.  Prior to joining the Adviser in  1990,
Ms.  Guzman  worked for 12 years at PACCAR,  Inc.,  the
last   four  years  as  cash  manager  of  its  finance
subsidiary.

     The  address  for  Messrs. Callaghan,  Phelps  and
Heald and Ms. Guzman is Badgley, Phelps and Bell, Inc.,
1420  Fifth  Avenue,  Suite 4400, Seattle,  Washington,
98101.  The address for Mr. Bayley is Baker & McKenzie,
Two  Embarcadero  Center, 24th  Floor,  San  Francisco,
California  94111.   The address for  Ms.  Smith  is  9
Forest  Glen Drive SW, Tacoma, Washington  98498.   The
address for Mr. Anderson is Graco Investments Inc., 520
Pike Street, 20th Floor, Seattle, Washington 98101.


     As of August 31, 1999, officers and directors of the Corporation beneficially owned 9.9% of the Growth
Fund's then outstanding shares and 3.5% of the Balanced
Fund's then outstanding shares. Directors and officers of the Corporation who are also officers, directors, employees, or shareholders of the Adviser do not receive any compensation from any of the Funds for serving as directors or officers.


     The following table provides information relating to compensation paid to directors of the Corporation for their services as such for the period June 25, 1998 to May 31, 1999:

                           Cash               Other
Name                   Compensation(1)      Compensation       Total

J. Kevin Callaghan       $    0                $0              $    0

Steven C. Phelps         $    0                $0              $    0

Frank S. Bayley          $1,000                $0              $1,000

Madelyn B. Smith         $1,000                $0              $1,000

Graham S. Anderson (2)   $    0                $0              $    0

All   directors          $2,000                $0              $2,000
as a group
(5 persons)

____________________

(1) Each director who is not deemed an "interested person" as defined in the 1940 Act, receives $250 for each Board of Directors meeting attended by such person and reasonable expenses incurred in connection therewith. The Board held four meetings during fiscal
    1999.

(2) Mr. Anderson was elected to the Board of Directors in July 1999. Accordingly, he did not receive any compensation from any of the Funds during fiscal 1999.

                PRINCIPAL SHAREHOLDERS

     As of August 31, 1999, the following persons owned of record or are known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of each Fund:

     Name and Address                   Fund      No. Shares     Percentage

   Charles Schwab &  Co.               Growth      172,882         25.4%
   Special Custody Account for the     Balanced    772,801         45.0%
   Exclusive Benefit of Customers
   101 Montgomery Street
   San Francisco, CA  94104-4122

   Montevilla Farm Limited Partnership  Growth      34,695          5.1%
   P.O. Box 1863
   Bellevue, WA  98009-1863



     Based on the foregoing, as of August 31, 1999, the Corporation was not aware of any one security holder beneficially owning 25% or more of a Fund's voting securities.


                  INVESTMENT ADVISER

     Badgley, Phelps and Bell, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is controlled by several of its officers and directors.

     The  investment  advisory  agreement  between  the
Corporation and the Adviser dated as of June  23,  1998
(the  "Advisory Agreement") has an initial term of  two
years   and  thereafter  is  required  to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a  majority of  each  of  the  Fund's
outstanding voting securities (as defined in  the  1940
Act).  Each annual renewal must also be approved by the
vote  of a majority of the Corporation's directors  who
are not parties to the Advisory Agreement or interested
persons  of any such party, cast in person at a meeting
called for the purpose of voting on such approval.  The
Advisory  Agreement  was  approved  by  the  Board   of
Directors,  including a majority of  the  disinterested
directors   on  June  23,  1998  and  by  the   initial
shareholders  of  each  Fund on

June  23,  1998.   The
Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of each of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.

     Under  the  terms of the Advisory  Agreement,  the
Adviser  manages  the Funds' investments  and  business
affairs,   subject   to   the   supervision   of    the
Corporation's Board of Directors.  At its expense,  the
Adviser provides office space and all necessary  office
facilities,  equipment and personnel for  managing  the
investments  of  the  Funds.  As compensation  for  its
services,  the Growth Fund pays the Adviser  an  annual
management  fee  of  1.00% of  its  average  daily  net
assets,  and  the  Balanced Fund pays  the  Adviser  an
annual management fee of 0.90% of its average daily net
assets.   The  advisory fee is accrued daily  and  paid
monthly. The organizational expenses of each Fund were advanced by the Adviser and will be reimbursed by the Funds over a period of not more than 60 months.


     For  the  fiscal  year ended  May  31,  1999,  the
Adviser  waived  its management fee and reimbursed  the
Funds'  other expenses so that the Growth Fund's  total
operating expenses (on an annual basis) did not  exceed
1.50%  of  its  average daily net assets and  that  the
Balanced Fund's total operating expenses (on an  annual
basis)  did not exceed 1.30% of its average  daily  net
assets. The Adviser has contractually agreed that until
September 30, 2000, the Adviser will continue to  waive
its   management  fee  and/or  reimburse   the   Fund's
operating  expenses to the extent necessary  to  ensure
that  (i)  the total operating expenses (on  an  annual
basis)  for  the  Growth Fund do not  exceed  1.50%  of
average  daily net assets, and (ii) the total operating
expenses (on an annual basis) for the Balanced Fund  do
not  exceed  1.30%  of the average  daily  net  assets.
After  such  date, the Adviser may from  time  to  time
voluntarily  waive all or a portion of its  fee  and/or
absorb  expenses for the Funds.  Any waiver of fees  or
absorption of expenses will be made on a monthly  basis
and,  with respect to the latter, will be paid  to  the
Funds  by  reduction of the Adviser's  fee.   Any  such
waiver/absorption is subject to later adjustment during
the term of the Advisory Agreement to allow Adviser  to
recoup  amounts  waived/absorbed to the  extend  actual
fees  and  expenses  for a period  are  less  than  the
expense  limitation caps, provided, however, that,  the
Adviser  shall only be entitled to recoup such  amounts
for  a maximum period of three years from the date such
amount  was waived or reimbursed.  For the period  June
25,  1998  to  May 31, 1999, the Funds did  not  pay  a
management  fee  to  the Adviser  because  the  Adviser
waived  its entire management fee.  If the Adviser  had
not  agreed  to waive its management fee,  the  Adviser
would have received $31,437 and $53,223 from the Growth
Fund   and   Balanced  Fund,  respectively,   for   its
investment advisory services.



     For  more  information  on the  Adviser,  see  the
Adviser's     website     at    http://www.badgley.com.
Information contained in the Adviser's website is not deemed to be a part of the Funds' Prospectus or this Statement of Additional Information.


            FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the Funds  and
for  the  placement of the Funds' securities  business,
the  negotiation of the commissions to be paid on  such
transactions and the allocation of portfolio  brokerage
business.   The  Adviser  seeks  to  obtain  the   best
execution  at  the best security price  available  with
respect  to  each transaction.  The best price  to  the
Funds  means the best net price without regard  to  the
mix  between purchase or sale price and commission,  if
any.   While  the Adviser seeks reasonably  competitive
commission rates, the Funds do not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of a Fund's shares.


     The  Adviser  has adopted procedures that  provide
generally  for the Adviser to seek to bunch orders  for
the purchase or sale of the same security for the Funds
and other advisory accounts (collectively, "accounts").
The  Adviser will bunch orders when it deems it  to  be
appropriate  and in the best interest of the  accounts.
When  a  bunched order is filled in its entirety,  each
participating account will participate at  the  average
share  price for the bunched order on the same business
day,  and  transaction costs will be  shared  pro  rata
based  on  each account's participation in the  bunched
order.   When a bunched order is only partially filled,
the  securities purchased will be allocated  on  a  pro
rata basis to each account participating in the bunched
order  based upon the initial amount requested for  the
account,  subject  to  certain  exceptions,  and   each
participating account will participate at the average share price for the bunched order on the same business day.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as  amended,  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

     In  selecting  brokers  or  dealers,  the  Adviser
considers  investment and market information and  other
research,  such as economic, securities and performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability,  performance
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
the Adviser determines in good faith that the amount of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided  by such broker or dealer to the  Funds.   The
Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. Such higher commissions will not be paid by the Funds unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Funds, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term.

     The aggregate amount of brokerage commissions paid by the Growth Fund and the Balanced Fund for the period
June  25, 1998 to May 31, 1999 were $8,180 and $10,395,
respectively.  For the period June 25, 1998 to May  31,
1999, the Funds did not pay brokerage commissions with respect to transactions for which research services were provided. During the period June 25, 1998 to May
31, 1999, the Funds did not acquire any stock of their regular brokers or dealers.

     The  Adviser  places  portfolio  transactions  for
other   advisory  accounts  managed  by  the   Adviser.
Research services furnished by firms through which  the
Funds effect their securities transactions may be  used
by  the  Adviser in servicing all of its accounts;  not
all  of  such  services may be used by the  Adviser  in
connection with the Funds.  The Adviser believes it  is
not  possible  to measure separately the benefits  from
research  services  to each of the accounts  (including
the  Funds)  managed  by it.  Because  the  volume  and
nature  of  the trading activities of the accounts  are
not  uniform,  the amount of commissions in  excess  of
those  charged by another broker paid by  each  account
for   brokerage  and  research  services   will   vary.
However, the Adviser believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.
In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                       CUSTODIAN

     As  custodian  of the Funds' assets, Firstar  Bank
Milwaukee,  N.A. ("Firstar Bank"), 777  East  Wisconsin
Avenue, Milwaukee, Wisconsin 53202, has custody of  all
securities and cash of each Fund, delivers and receives
payment  for  portfolio securities sold,  receives  and
pays   for  portfolio  securities  purchased,  collects
income from investments and performs other duties, all as directed by the officers of the Corporation.

     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202, acts as transfer agent and  dividend-
disbursing agent for the Funds.  Firstar is compensated
based on an annual fee per open account of $14 (subject
to  a minimum annual fee of $16,250 per Fund) plus out-
of-pocket  expenses,  such
as  postage  and   printing
expenses in connection with shareholder communications.
Firstar also receives an annual fee per closed account of $14.

     From  time to time, the Corporation, on behalf  of
the  Funds, directly or indirectly through arrangements
with the Adviser, the Distributor (as defined below) or
Firstar, may pay amounts to third parties that  provide
transfer  agent  type services and other administrative
services   relating  to  the  Funds  to   persons   who
beneficially  have  interests  in  a  Fund,   such   as
participants  in  401(k)  plans.   These  services  may
include,  among other things, sub-accounting  services,
transfer  agent  type  activities, answering  inquiries
relating  to  the Funds, transmitting proxy statements,
annual    reports,    updated    prospectuses,    other
communications regarding the Funds and related services as Funds or beneficial owners may reasonably request.
In such cases, the Funds will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Funds are currently paying Firstar for providing these services to the Funds' shareholders
(i.e., $14 per account plus expenses).

                     ADMINISTRATOR

     Pursuant   to  a  Fund  Administration   Servicing
Agreement  and  a Fund Accounting Servicing  Agreement,
Firstar also performs accounting and certain compliance
and  tax reporting functions for the Corporation.   For
these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on each Fund's aggregate average net assets:

                     Administrative Services Fees

     First $200 million of average net assets          .06 of 1%*
     Next $500 million of average net assets           .05 of 1%
     Average net assets in excess of $700 million      .03 of 1%
     _____________________________
      *  Subject to a minimum  fee  of $30,000 per Fund.

                       Accounting Services Fees

                                                  Growth Fund    Balanced Fund

      First $40 million of average net assets        $22,000         $23,500
      Next $200 million of average net assets       .01 of 1%       .015 of 1%
      Average net assets in excess of $240 million  .005 of 1%       .01 of 1%


     For  the  period June 25, 1998 to  May  31,  1999,
Firstar  received $27,501 and $27,501 from  the  Growth
Fund  and  the Balanced Fund, respectively,  under  the
Fund  Administration Servicing Agreement,  and  $21,996
and $23,382 from the Growth Fund and the Balanced Fund,
respectively,  under  the  Fund  Accounting   Servicing
Agreement.


         DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under a distribution agreement dated June 23, 1998
(the   "Distribution  Agreement"),   Rafferty   Capital
Markets,  Inc.  (the  "Distributor"),  1311  Mamaroneck
Avenue, White Plains, New York 10605, acts as principal
distributor  of  the Funds' shares.   The  Distribution
Agreement  provides that the Distributor will  use  its
best  efforts  to distribute the Funds'  shares,  which
shares  are  offered for sale by the Funds continuously
at  net asset value per share without the imposition of
a   sales  charge.   Pursuant  to  the  terms  of   the
Distribution  Agreement, the Distributor receives  from
the  Corporation out-of-pocket expenses plus an  annual
fee equal to the greater of (i) $18,000 or (ii) .01% of
each  Fund's  net  assets, computed daily  and  payable
monthly.   All  or  a portion of the  distribution  and
shareholder   servicing  fee  may  be   used   by   the
Distributor to pay such expenses under the distribution and shareholder servicing plan discussed below.

Distribution and Shareholder Servicing Plan

     The  Corporation,  on behalf  of  the  Funds,  has
adopted  a plan pursuant to Rule 12b-1 under  the  1940
Act  (the "12b-1 Plan"), which requires it to  pay  the
Distributor,   in   its  capacity  as   the   principal
distributor   of   Fund  shares,  a  distribution   and
shareholder  servicing fee of 0.25% per annum  of  each
Fund's  average daily net assets.  Under the  terms  of
the  12b-1 Plan, the Distributor is authorized  to,  in
turn,  pay  all  or  a  portion  of  this  fee  to  any
securities dealer, financial institution or  any  other
person  (the  "Recipient") who  renders  assistance  in
distributing or promoting the sale of Fund  shares,  or
who  provides  certain  shareholder  services  to  Fund
shareholders,  pursuant  to a  written  agreement  (the
"Related  Agreement").  Payments under the  12b-1  Plan
are based upon a percentage of average daily net assets
attributable  to each Fund regardless  of  the  amounts
actually  paid  or expenses actually  incurred  by  the
Distributor,  however, in no event, may  such  payments
exceed  the  maximum allowable fee.  It is,  therefore,
possible that the Distributor may realize a profit in a
particular year as a result of these payments.  The 12b-
1 Plan has the effect of increasing the Fund's expenses
from  what  they  would otherwise  be.   The  Board  of
Directors   reviews   each  Fund's   distribution   and
shareholder servicing fee payments in connection with their determination as to the continuance of the 12b-1
Plan.

     The  12b-1  Plan, including a form of the  Related
Agreement, has been unanimously approved by a  majority
of  the  Board of Directors of the Corporation, and  of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the  operation  of the 12b-1 Plan  or  any  related
agreements   (the  "Disinterested  Directors")   voting
separately. The 12b-1 Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or the Related Agreement, as applicable.
In addition, the 12b-1 Plan and any Related Agreement may be terminated with respect to either or both Funds at any time, without penalty, by vote of a majority of the outstanding voting securities of the applicable
Fund,  or  by  vote  of  a  majority  of  Disinterested
Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made monthly. The Distributor will provide reports to the Board of Directors of the Corporation of all recipients of payments made (and the purposes for which amounts were paid) pursuant to the 12b-1 Plan.

Interests of Certain Persons

     With the exception of the Adviser, in its capacity as the Funds' investment adviser, and the Distributor, in its capacity as principal underwriter of Fund shares, no "interested person" of the Funds, as defined in the 1940 Act, and no director of the Corporation who is not an "interested person" has or had a direct or indirect financial interest in the 12b-1 Plan or any Related Agreement.

Anticipated Benefits to the Funds

     The  Board of Directors considered various factors
in  connection with its decision to approve  the  12b-1
Plan,  including:   (a) the nature and  causes  of  the
circumstances which make implementation  of  the  12b-1
Plan  necessary and appropriate; (b) the way  in  which
the  12b-1  Plan  would  address  those  circumstances,
including   the   nature  and   potential   amount   of
expenditures;   (c)  the  nature  of  the   anticipated
benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Funds;
and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Funds.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise of its business judgment, that the 12b-1 Plan was reasonably likely to benefit the Funds and their respective shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any Recipients operating under Related Agreements would have little or no incentive to incur promotional expenses on behalf of a Fund if a 12b-1 Plan were not in place to reimburse them, thus making the adoption of such 12b-1 Plan important to the initial success and thereafter, continued viability of the Funds. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the 12b-1
Plan would help to increase net
assets under management
in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Funds, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1
Plan.


Amounts Incurred Under the Plan



     For  the  period June 25, 1998 to  May  31,  1999,
pursuant  to  the terms of the 12b-1 Plan,  the  Growth
Fund  expensed $7,859, representing 0.25% per annum  of
its  average daily net assets.  Of this amount, $704.32
was  spent  on  advertising,  $84.58  on  printing  and
mailing prospectuses to other than current shareholders
and  $5,589.82  was  spent on compensation  to  broker-
dealers.   The  Distributor received $5,147.16  of  the
amounts  incurred under the 12b-1 Plan with respect  to
the  Growth Fund.  For the same period, pursuant to the
terms  of  the  12b-1 Plan, the Balanced Fund  expensed
$14,784,  representing 0.25% per annum of  its  average
daily  net assets.  Of this amount, $1,721.87 was spent
on advertising, $69.66 on printing and mailing to other
than  current shareholders and $6,067.27 was  spent  on
compensation   to   broker-dealers.   The   Distributor
received $11,040.84 of the amounts incurred under the 12b-1 Plan with respect to the Balanced Fund.


 PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES

Financial Intermediaries

     If you purchase or redeem shares of a Fund through
a  financial  intermediary (such as  a  broker-dealer),
certain   features  of  the  Fund  relating   to   such
transactions  may not be available or may be  modified.
In  addition, certain operational policies of  a  Fund,
including  those  related  to settlement  and  dividend
accrual,  may  vary  from those  applicable  to  direct
shareholders   of   a   Fund   and   may   vary   among
intermediaries.   You  should  consult  your  financial
intermediary  for  more  information  regarding   these
matters.    Refer  to  "Transfer  Agent  and  Dividend-
Disbursing  Agent"  for information  regarding  certain
fees    paid    by   the   Corporation   to   financial
intermediaries.  In addition, financial  intermediaries
may  receive  compensation pursuant to the  12b-1  Plan
under  a  Related Agreement and may receive  additional
compensation  in  excess  of  such  amounts  from   the
Adviser.   Certain financial intermediaries may  charge
you  an  advisory, transaction or other fee  for  their
services.  You will not be charged for such fees if you
purchase  or  redeem your Fund shares directly  from  a
Fund   without   the  intervention   of   a   financial
intermediary.

Automatic Investment Plan

     The  Automatic Investment Plan ("AIP") allows  you
to  make regular systematic investments in one or  more
of  the  Funds from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP  is  $10,000 with a monthly minimum  investment  of
$250.   To  establish the AIP, complete the appropriate
section  in the shareholder application.  Under certain
circumstances  (such  as  discontinuation  of  the  AIP
before a Fund's minimum initial investment is reached),
the   Corporation  reserves  the  right  to  close  the
investor's  account.  Prior to closing any account  for
failure  to  reach the minimum initial investment,  the
Corporation will give the investor written  notice  and
60  days  in  which to reinstate the AIP  or  otherwise
reach  the  minimum  initial  investment.   You  should
consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Corporation has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under  the  AIP,  you may choose to  make  monthly
investments on the days of your choosing (or  the  next
business    day   thereafter)   from   your   financial
institution  in amounts of $250 or more.  There  is  no
service  fee for participating in the AIP.  However,  a
service  fee  of  $20 will be deducted from  your  Fund
account for any AIP purchase that does not clear due to
insufficient  funds  or,  if  prior  to  notifying  the
Corporation  in  writing  or  by  telephone   of   your
intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of ACH.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Individual Retirement Accounts

     In addition to purchasing Fund shares as described in the Prospectus under "How to Purchase Shares," individuals may establish their own tax-sheltered IRAs.
The Funds offer two types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

     Traditional  IRA.  In a Traditional  IRA,  amounts
contributed  to  the IRA may be tax deductible  at  the
time  of contribution depending on whether the investor
is  an  "active  participant" in an  employer-sponsored
retirement    plan    and   the   investor's    income.
Distributions from a Traditional IRA will be  taxed  at
distribution except to the extent that the distribution
represents a return of the investor's own contributions
for  which  the  investor did not  claim  (or  was  not
eligible to claim) a deduction.  Distributions prior to
age  59-1/2  may  be subject to an additional  10%  tax
applicable    to   certain   premature   distributions.
Distributions  must commence by April 1  following  the
calendar year in which the investor attains age 70-1/2.
Failure  to  begin  distributions  by  this  date   (or
distributions   that  do  not  equal  certain   minimum
thresholds) may result in adverse tax consequences.

     Roth  IRA.  In a Roth IRA (sometimes known as  the
American Dream IRA), amounts contributed to the IRA are
taxed  at  the  time of contribution, but distributions
from the IRA are not subject to tax if the investor has
held  the  IRA  for  certain minimum  periods  of  time
(generally, until age 59-1/2).  Investors whose  income
exceeds certain limits are ineligible to contribute  to
a  Roth  IRA.   Distributions that do not  satisfy  the
requirements  for tax-free withdrawal  are  subject  to
income taxes (and possibly penalty taxes) to the extent
that    the   distribution   exceeds   the   investor's
contributions  to  the  IRA.  The minimum  distribution
rules  applicable  to Traditional  IRAs  do  not  apply
during  the  lifetime of the investor.   Following  the
death of the investor, certain minimum distribution rules apply.

     For  Traditional and Roth IRAs, the maximum annual
contribution generally is equal to the lesser of $2,000
or 100% of the investor's compensation (earned income).
An  individual may also contribute to a Traditional IRA
or  Roth  IRA  on behalf of his or her spouse  provided
that the individual has sufficient compensation (earned
income).  Contributions to a Traditional IRA reduce the
allowable   contributions  under  a   Roth   IRA,   and
contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Simplified  Employee Pension Plan.  A  Traditional
IRA  may  also be used in conjunction with a Simplified
Employee  Pension  Plan  ("SEP-IRA").   A  SEP-IRA   is
established through execution of Form 5305-SEP together
with  a  Traditional IRA established for each  eligible
employee.   Generally,  a SEP-IRA  allows  an  employer
(including  a  self-employed  individual)  to  purchase
shares  with tax deductible contributions not exceeding
annually  for  any one participant 15% of  compensation
(disregarding for this purpose compensation  in  excess
of $160,000 per year).  The $160,000 compensation limit
applies for 1999 and is adjusted periodically for  cost
of  living increases.  A number of special rules  apply
to    SEP   Plans,   including   a   requirement   that
contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

     SIMPLE IRA.  An IRA may also be used in connection
with  a  SIMPLE  Plan  established  by  the  investor's
employer (or by a self-employed individual).  When this
is  done, the IRA is known as a SIMPLE IRA, although it
is  similar  to  a Traditional IRA with the  exceptions
described below.  Under a SIMPLE Plan, the investor may
elect to have his or her employer make salary reduction
contributions  of up to $6,000 per year to  the  SIMPLE
IRA.  The $6,000 limit applies for 1999 and is adjusted
periodically   for  cost  of  living   increases.    In
addition, the employer will contribute certain  amounts
to  the  investor's SIMPLE IRA, either  as  a  matching
contribution  to  those participants  who  make  salary
reduction    contributions   or   as   a   non-elective
contribution to all eligible participants whether or not making salary reduction contributions. A number of special rules apply to SIMPLE Plans, including (1) a SIMPLE

Plan  generally is available only to  employers
with  fewer than 100 employees; (2) contributions  must
be  made  on  behalf of all employees of  the  employer
(other  than  bargaining  unit employees)  who  satisfy
certain   minimum   participation   requirements;   (3)
contributions are made to a special SIMPLE IRA that  is
separate  and  apart from the other IRAs of  employees;
(4)   the   distribution  excise  tax   (if   otherwise
applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.

     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a  full  refund  of their  contributions.   The
custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The Custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Systematic  Withdrawal Plan

     You  may  set up automatic withdrawals  from  your
account  at regular intervals.  To begin distributions,
you  must  have an initial balance of $10,000  in  your
account  and  withdraw at least $250 per  payment.   To
establish  the systematic withdrawal plan ("SWP"),  you
must   complete   the  appropriate   section   in   the
shareholder application.  Redemptions will  take  place
on  a  monthly, quarterly, semi-annual or annual  basis
(or  the  following business day) as indicated on  your
shareholder  application.  You may vary the  amount  or
frequency   of   withdrawal  payments  or   temporarily
discontinue  them by calling 1-877-BADGLEY  (1-877-223-
4539). Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Exchange Privilege

     Fund  to  Fund  Exchange.  You may  exchange  your
shares  in a Fund for shares in any other Fund  of  the
Corporation  at  any  time by  written  request  or  by
telephone   exchange  if  you  have   authorized   this
privilege  in  the  shareholder application.   Exchange
requests are available for exchanges of $1,000 or more.
The  value of the shares to be exchanged and the  price
of  the  shares being purchased will be the  net  asset
value next determined after receipt of instructions for
exchange.   No  sales  charge is imposed  on  exchanges
between Funds; however, a $5 service fee will be charged for each telephone exchange request (no charge is imposed with respect to written exchange requests).
Exchange requests should be directed to the following address:

      By Mail                            In Person or By Overnight Mail

     Firstar Mutual Fund Services, LLC    Firstar  Mutual Fund Services, LLC
     P.O. Box 701                         Third Floor
     Milwaukee, Wisconsin 53201-0701      615 East Michigan Street
                                          Milwaukee, Wisconsin 53202

To   effect   a  telephone  exchange,  you   may   call
1-877-BADGLEY (1-877-223-4539). Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that such exchanges are not disadvantageous to the Funds or their investors. The Corporation reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect. The exchange privilege is only available in states where the securities are registered.

     Money  Market  Exchange.   As  a  service  to  our
shareholders, the Corporation has established a program whereby our shareholders can exchange shares of any one of the Funds for shares of the Firstar Money Market
Funds (the "Firstar Funds"). Exchange requests are available for exchanges of $1,000 or more. The Firstar
Funds are no-load money market funds managed by an affiliate of Firstar. The Firstar Funds are unrelated to the Corporation or any of the

Funds.  However,  the
Distributor may be compensated by the Firstar Funds for
servicing  and related services provided in  connection
with exchanges made by shareholders of the Funds.  This
exchange privilege is a convenient way to buy shares in
money  market funds in order to respond to  changes  in
your  goals or in market conditions.  Before exchanging
into  the  Firstar  Funds, please read  the  applicable
prospectus,  which  may be obtained by  calling  1-877-
BADGLEY (1-877-223-4539).  As noted above, there is  no
charge  for  written exchange requests.  Firstar  will,
however,   charge  a  $5.00  fee  for   each   exchange
transaction that is executed via the telephone.

     An exchange from one Fund to another, including the Firstar Funds, is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.

Pricing of Shares

     Shares of the Funds are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following receipt of an order in proper form by a dealer, the Distributor or Firstar, the Funds' transfer agent.

     The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern
Standard  Time) on each day the New York Stock Exchange
(the "NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The net asset value is calculated by taking the value of a Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.
The result, rounded to the nearest cent, is the net asset value per share.

     In  determining the net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most   recent  bid  and  asked  prices.   Fixed  income
securities  are  valued  by  a  pricing  service   that
utilizes  electronic  data  processing  techniques   to
determine values for normal institutional-sized trading
units of fixed income securities without regard to sale
or  bid  prices when such values are believed  to  more
accurately  reflect  the  fair  market  value  of  such
securities;  otherwise, actual sale or bid  prices  are
used.   The Board of Directors may approve the  use  of
pricing   services   to  assist  the   Funds   in   the
determination  of  net  asset  value.    Fixed   income
securities  having remaining maturities of 60  days  or
less  when  purchased  are  generally  valued  by   the
amortized cost method.  Under this method of valuation,
a  security is initially valued at its acquisition cost
and,  thereafter,  amortization  of  any  discount   or
premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                 TAXATION OF THE FUNDS

     Each  Fund  intends  to  qualify  annually  as   a
"regulated  investment company" under Subchapter  M  of
the  Code, and, if so qualified, will not be liable for
federal  income  taxes  to  the  extent  earnings   are
distributed to shareholders on a timely basis.  In  the
event   a   Fund  fails  to  qualify  as  a  "regulated
investment  company," it will be treated as  a  regular
corporation   for   federal   income   tax    purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  This would
increase  the  cost  of  investing  in  the  Fund   for
shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

                PERFORMANCE INFORMATION

     The Funds' historical performance or return may be
shown in the form of various performance figures.   The
Funds'  performance figures are based  upon  historical
results  and  are  not  necessarily  representative  of
future   performance.   Factors  affecting  the  Funds'
performance    include   general   market   conditions,
operating expenses, and investment management.

Total Return

     The average annual total return of each Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P      =    a hypothetical initial payment
                 of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a
                 hypothetical $1,000 payment made at
                 the beginning of the stated periods
                 at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Fund's shares on the  first
day  of the period and computing the "ending value"  of
that  investment at the end of the period.   The  total
return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period.
Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

     The total returns for the Growth Fund and the Balanced Fund for the period June 25, 1998 to May 31,
1999 were 14.65% and 8.66%, respectively.


Yield



     Yield   is   computed   in   accordance   with   a
standardized  method prescribed by rules  of  the  SEC.
Under  that method, the current yield quotation  for  a
Fund  is  based on a one-month or 30-day  period.   The
yield is computed by dividing the net investment income per share earned during the 30-day or one-month period by the maximum offering price per share on the last day of the period, according to the following formula:



          YIELD = 2[(ab/cd + 1)6 - 1]

     Where: a = dividends  and interest earned during the period.
            b = expenses accrued for the period (net of reimbursements).
            c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
            d = the maximum offering price per share on the last day of the period.


Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Funds' performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations   of   Fund   performance   made    by
independent  sources may also be used in advertisements
concerning   the  Funds,  including  reprints   of   or
selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week,
U.S.  News  and World Report, the Wall Street  Journal,
Barron's and a variety of investment newsletters.

     The  Funds may compare their performance to a wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter  Composite  Index,  the  Russell  2500
Index  and the Lehman Aggregate Bond Index.  There  are
differences  and  similarities between the  investments
that  the  Funds  may  purchase  for  their  respective
portfolios  and  the  investments  measured  by   these
indices.

                ADDITIONAL INFORMATION


     From time to time, in marketing and other Fund literature, the Funds may quote founders, officers, directors and other employees of the Adviser, such as a quote from Charles H. Badgley who said, "Success in any endeavor is best achieved when goals are defined and strategy is well planned. This is especially true with money management." In addition, the Funds may state that they have been selected as an option for purchase through Charles Schwab's Institutional "One Source" service, which allows Charles Schwab institutional investors, including financial planners and investment advisers, to access information concerning and to purchase shares in the Funds.


                INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers  LLP,  100  East  Wisconsin
Avenue,   Suite   1500,  Milwaukee,  Wisconsin   53202,
independent accountants for the Funds, audit and report on the Funds' financial statements.

                 FINANCIAL STATEMENTS


     The following audited financial statements of each
of  the  Funds are incorporated herein by reference  to
the  Funds' Annual Report for the period June 25,  1998
to May 31, 1999, as filed with the Securities and Exchange Commission on August 3, 1999:


          (a)  Report of Independent Accountants.

          (b)  Schedule of Investments as of May 31, 1999.

          (c)  Statement of Assets and Liabilities as of May 31, 1999.

          (d) Statement of Operations for the period June 25, 1998 to May 31, 1999.

          (e)  Statement of Changes in Net Assets for the period
               June 25, 1998 to May 31, 1999.

          (f) Financial Highlights for the period June 25, 1998 to May 31, 1999.

          (g)  Notes to the Financial Statements.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days-including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.

     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:

     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings

     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:

          * Leading market positions in well-established industries.

          * High rates of return on funds employed.

          * Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          * Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.

     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.

     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1       Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

             Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
          Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

             Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

             Non-investment Grade

D-4       Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

             Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   LONG-TERM RATINGS

    Standard & Poor's Long-Term Debt Credit Ratings

     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit  ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment-capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The  rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA  An  obligation  rated `AAA' has  the  highest
          rating  assigned by Standard &  Poor's.   The
          obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.

     AA   An  obligation  rated `AA' differs  from  the
          highest  rated  obligations  only  in   small
          degree.   The obligor's capacity to meet  its
          financial commitment on the obligation is VERY STRONG.

     A    An  obligation  rated `A'  is  somewhat  more
          susceptible to the adverse effects of changes
          in circumstances and economic conditions than
          obligations   in  higher  rated   categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB  An  obligation rated `BBB' exhibits  ADEQUATE
          protection   parameters.   However,   adverse
          economic conditions or changing circumstances
          are   more  likely  to  lead  to  a  weakened
          capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC',  and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely  have  some   quality   and
protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B    An obligation rated `B' is MORE VULNERABLE to
          nonpayment than obligations rated  `BB',  but
          the  obligor  currently has the  capacity  to
          meet   its   financial  commitment   on   the
          obligation.   Adverse business, financial  or
          economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC  An   obligation  rated  `CCC'  is   CURRENTLY
          VULNERABLE  to nonpayment, and  is  dependent
          upon   favorable  business,   financial   and
          economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC   An  obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.

     C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D    An   obligation  rated  `D'  is  in   payment
          default.   The  `D' rating category  is  used
          when  payments on an obligation are not  made
          on  the date due even if the applicable grace
          period  has  not expired, unless  Standard  &
          Poor's  believes that such payments  will  be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Long-Term Debt Ratings

     Aaa  Bonds which are rated `Aaa' are judged to  be
          of the best quality.  They carry the smallest
          degree  of  investment risk and are generally
          referred   to  as  "gilt  edged."    Interest
          payments  are protected by a large or  by  an
          exceptionally stable margin and principal  is
          secure.    While   the   various   protective
          elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa   Bonds  which are rated `Aa' are judged to  be
          of  high  quality by all standards.  Together
          with  the  Aaa group they comprise  what  are
          generally  known as high-grade  bonds.   They
          are  rated lower than the best bonds  because
          margins of protection may not be as large  as
          in   Aaa   securities   or   fluctuation   of
          protective   elements  may  be   of   greater
          amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A    Bonds  which  are  rated  `A'  possess   many
          favorable investment attributes and are to be
          considered as upper-medium-grade obligations.
          Factors  giving  security  to  principal  and
          interest   are   considered   adequate,   but
          elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa  Bonds which are rated `Baa' are considered as
          medium-grade  obligations  (i.e.,  they   are
          neither highly protected nor poorly secured).
          Interest   payments  and  principal  security
          appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds which are rated `Ba' are judged to have
          speculative elements; their future cannot  be
          considered   as  well-assured.    Often   the
          protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds  which  are  rated `Caa'  are  of  poor
          standing.   Such issues may be in default  or
          there may be present elements of danger with respect to principal or interest.

     Ca   Bonds   which   are  rated   `Ca'   represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C    Bonds  which  are rated `C'  are  the  lowest
          rated class of bonds, and issues so rated can
          be   regarded   as   having  extremely   poor
          prospects   of   ever  attaining   any   real
          investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

                   Investment Grade

     AAA       Highest  credit quality.  `AAA'  ratings
               denote  the lowest expectation of credit
               risk.  They are assigned only in case of
               exceptionally strong capacity for timely
               payment of financial commitments.   This
               capacity  is  highly  unlikely   to   be
               adversely    affected   by   foreseeable
               events.

     AA        Very  high credit quality.  `AA' ratings
               denote  a very low expectation of credit
               risk.    They   indicate   very   strong
               capacity for timely payment of financial
               commitments.   This  capacity   is   not
               significantly vulnerable to foreseeable events.

     A         High credit quality.  `A' ratings denote
               a  low expectation of credit risk.   The
               capacity for timely payment of financial
               commitments is considered strong.   This
               capacity  may,  nevertheless,  be   more
               vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB       Good   credit  quality.   `BBB'  ratings
               indicate that there is currently  a  low
               expectation   of   credit   risk.    The
               capacity for timely payment of financial
               commitments is considered adequate,  but
               adverse changes in circumstances and  in
               economic  conditions are more likely  to
               impair  this  capacity.   This  is   the
               lowest investment grade category.

                   Speculative Grade

     BB        Speculative.  `BB' ratings indicate that
               there  is  a possibility of credit  risk
               developing, particularly as  the  result
               of  adverse  economic change over  time;
               however,     business    or    financial
               alternatives may be available to allow financial commitments to be met.

     B         Highly    speculative.    `B'    ratings
               indicate that significant credit risk is
               present, but a limited margin of  safety
               remains.    Financial  commitments   are
               currently  being met; however,  capacity
               for continued payment is contingent upon
               a   sustained,  favorable  business  and
               economic environment.

   CCC, CC, C  High default risk.  Default  is  a
               real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD and D  Default.   Securities  are  not
               meeting  current  obligations  and   are
               extremely speculative.  `DDD' designates
               the  highest  potential for recovery  of
               amounts  outstanding on  any  securities
               involved.   For  U.S.  corporates,   for
               example,    `DD'   indicates    expected
               recovery   of   50%  -   90%   of   such
               outstandings,   and   `D'   the   lowest
               recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the
likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+        High credit quality.  Protection factors are
AA         strong.  Risk is modest but may
AA- vary slightly from time to time because of economic conditions.


A+         Protection factors are average but adequate.
A          However, risk factors are more
A- variable and greater in periods of economic stress.


BBB+       Below-average protection factors  but  still
BBB        considered sufficient for prudent
BBB- investment. Considerable variability in risk during economic cycles.


BB+        Below investment grade but deemed likely  to
BB         meet obligations when due.
BB- Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.
           Overall quality may move up or
           down frequently within this category.


B+         Below  investment grade and possessing  risk
B          that obligations will not be met
B- when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC        Well  below  investment  grade  securities.
           Considerable uncertainty exists as to
           timely payment of principal, interest or preferred dividends.
           Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP        Preferred stock with dividend arrearages.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     (a)   Registrant's Articles of Incorporation (1)

     (b)   Registrant's By-Laws (1)

     (c)   None


     (d)   Investment Advisory Agreement (2)

     (e)   Distribution Agreement with Rafferty Capital
           Markets, Inc. (2)


     (f)   None


     (g)   Custodian Servicing Agreement with Firstar Trust Company(2)

     (h.1) Transfer Agent Servicing Agreement with Firstar Trust Company(2)

     (h.2) Fund Administration Servicing Agreement with Firstar Trust Company(2)

     (h.3) Fund Accounting Servicing Agreement with Firstar Trust Company(2)

     (h.4) Fulfillment Servicing Agreement with Firstar Trust Company (2)

     (h.5) Amended and Restated Expense Cap/Reimbursement Agreement

     (h.6) Addendum to Firstar Servicing Agreements

     (h.7) Addendum to Custodian Agreement

     (i)   Opinion and Consent of Godfrey & Kahn, S.C.(3)

     (j)   Consent of PricewaterhouseCoopers LLP


     (k)   None


     (l.1) Subscription Agreement with Mr. Callaghan(3)

     (l.2) Subscription Agreement with Mr. Phelps(3)

     (m.1) Rule 12b-1 Distribution and Shareholder Servicing Plan(2)

     (m.2) Form of 12b-1 Related Agreement(2)

     (n)   Financial Data Schedule(4)

     (o)   None

______________

(1)  Incorporated by reference to Registrant's Form
     N-1A as filed with the Commission on April 30, 1998.


(2)  Incorporated by reference to Registrant's Post-
     Effective Amendment No. 1 as filed with the Commission on July 30, 1999.

(3)  Incorporated by reference to Registrant's Pre-
     Effective Amendment No. 1 as filed with the Commission on June 11, 1998.


(4)  Incorporated by reference to Registrant's Annual
     Report for the period June 25, 1998 to May 31, 1999, as filed with the Commission on August 3, 1999.





Item 24.  Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

     Article  VI  of Registrant's By-Laws  provides  as
follows:

              ARTICLE VI  INDEMNIFICATION

          The   Corporation  shall  indemnify  (a)  its
     directors   and  officers,  whether  serving   the
     Corporation or, at its request, any other  entity,
     to  the  full extent required or permitted by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     1940  Act  and (b) other employees and  agents  to
     such extent as shall be authorized by the Board of
     Directors  and be permitted by law.  The foregoing
     rights  of  indemnification shall not be exclusive
     of   any  other  rights  to  which  those  seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  26.  Business and Other Connections of Investment Adviser and Subadviser

     Besides  serving as investment adviser to  private
accounts,  the  Adviser is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession,  vocation  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession,  vocation  or  employment  of  a
substantial  nature of each of the Adviser's  directors
and  officers is hereby incorporated by reference  from
the   information   contained  under   "Directors   and
Officers" in the SAI.

Item 27.  Principal Underwriters

     (a) The Distributor also acts as distributor for Kirr, Marbach Partners Funds, Inc., Bearguard
          Funds,  Inc.,  The  Home State  Funds  Group,
          Potomac  Funds, Brazos Mutual  Funds,  Bremer
          Investment Funds, Inc., Golf Associated Fund,
          Leuthold Funds, Inc. and Texas Capital  Value
          Funds, Inc..

     (b)  The  principal business address  of  Rafferty
          Capital   Markets,  Inc.  ("Rafferty"),   the
          Registrant's principal underwriter,  is  1311
          Mamaroneck  Avenue, White  Plains,  New  York
          10605. The following information relates to each director and officer of Rafferty:



                                 Positions             Positions
                                And Offices           And Offices
            Name              With Underwriter       With Registrant

      Thomas A. Mulrooney        President                  None

      Derek Park                 Vice President             None

      Stephen Sprague           Chief Financial             None
                                Officer and Secretary

     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated   thereunder  are  in  the  possession   of
Badgley, Phelps and Bell, Inc., Registrant's investment
adviser,  at  Registrant's  corporate  offices,  except
records  held and maintained by Firstar Bank Milwaukee,
N.A.,  777  East Wisconsin Avenue, Milwaukee, Wisconsin
53202,  relating  to  its function  as  custodian,  and
Firstar  Mutual  Fund Services, LLC, Third  Floor,  615
East   Michigan  Street,  Milwaukee,  Wisconsin  53202,
relating   to   its   function   as   transfer   agent,
administrator and fund accountant.

Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

     (a)  Registrant  undertakes to call a  meeting  of
          shareholders, if requested to do  so  by  the
          holders  of  at least 10% of the Registrant's
          outstanding shares, for the purpose of voting
          upon  the  question  of  the  removal  of   a
          director   or  directors.   Registrant   also
          undertakes to assist in communications with other shareholders as required by Section
          16(c) of the 1940 Act.

                      SIGNATURES


     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   has   duly   caused  this   Post-Effective
Amendment No. 2 to the Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington on the 27th day of September, 1999.

                              BADGLEY FUNDS, INC. (Registrant)


                              By: /s/ Otis P. Heald III
                                ---------------------------
                                 Otis P. Heald III, President




     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.


      Name                  Title                         Date


/s/ Otis P. Heald III      President                    September 27, 1999
---------------------
Otis P. Heald III


/s/ Lisa P. Guzman         Treasurer and Secretary      September 27, 1999
----------------------
Lisa P. Guzman


/s/ J. Kevin Callaghan     Director and Co-Chairman     September 27, 1999
----------------------
J. Kevin Callaghan


/s/ Steven C. Phelps       Director and Co-Chairman     September 27, 1999
----------------------
Steven C. Phelps


    *                      Director                     September 27, 1999
----------------------
Frank S. Bayley


    *                      Director                      September 27, 1999
---------------------
Madelyn B. Smith


    *                      Director                      September 27, 1999
---------------------
Graham S. Anderson




*  By: /s/ Otis P. Heald III
      ------------------------
      Otis P. Heald III
      (as  attorney-in-fact pursuant to authority granted
      by  power  of  attorney included on  the  signature
      page  in  Post-Effective Amendment  No.  1  to  the
      Registration Statement)

                     EXHIBIT INDEX

Exhibit No.    Exhibit

 (a)      Registrant's Articles of Incorporation (1)

 (b)      Registrant's By-Laws (1)

 (c)      None


 (d)      Investment Advisory Agreement (2)

 (e)      Distribution Agreement with Rafferty Capital Markets, Inc. (2)


 (f)      None


 (g)      Custodian Servicing Agreement with Firstar Trust Company (2)

 (h.1)    Transfer Agent Servicing Agreement with Firstar Trust Company (2)

 (h.2)    Fund Administration Servicing Agreement with Firstar Trust Company (2)

 (h.3)    Fund Accounting Servicing Agreement with Firstar Trust Company (2)

 (h.4)    Fulfillment Servicing Agreement with Firstar Trust Company (2)

 (h.5)    Amended and Restated Expense Cap/Reimbursement Agreement

 (h.6)    Addendum to Firstar Servicing Agreements

 (h.7)    Addendum to Custodian Agreement

 (i)      Opinion and Consent of Godfrey & Kahn, S.C.(3)

 (j)      Consent of PricewaterhouseCoopers LLP


 (k)      None


 (l.1)    Subscription Agreement with Mr. Callaghan(3)

 (l.2)    Subscription Agreement with Mr. Phelps(3)

 (m.1)    Rule 12b-1 Distribution and Shareholder Servicing Plan (2)

 (m.2)    Form of 12b-1 Related Agreement (2)

 (n)      Financial Data Schedule(4)


 (o)      None
___________________

(1)  Incorporated by reference to Registrant's Form N-
     1A as filed with the Commission on April 30, 1998.


(2)  Incorporated by reference to Registrant's Post-
     Effective Amendment No. 1 as filed with the Commission on July 30, 1999.

(3)  Incorporated by reference to Registrant's Pre-
     Effective Amendment No. 1 as filed with the Commission on June 11, 1998.


(4)  Incorporated by reference to Registrant's Annual
     Report for the period June 25, 1998 to May 31, 1999, as filed with the Commission on August 3, 1999.